UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2005

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds CORE SM EQUITY FUNDS Semiannual Report February 28, 2005 Long-term capital growth potential through diversified portfolios of equity investments using CORE, a proprietary quantitative approach to stock selection and portfolio construction.

Goldman Sachs CORESM Equity Funds GOLDMAN SACHS CORE U.S. EQUITY FUND GOLDMAN SACHS CORE LARGE CAP GROWTH FUND GOLDMAN SACHS CORE SMALL CAP EQUITY FUND GOLDMAN SACHS CORE LARGE CAP VALUE FUND GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND NOT FDIC-INSURED May Lose Value No Bank Guarantee

GOLDMAN SACHS CORE EQUITY FUNDS Domestic CORESM Investment Process GOLDMAN SACHS’ CORE DOMESTIC INVESTMENT PROCESS 1 DISCIPLINED STOCK SELECTION 3 2 CAREFUL PORTFOLIO CONSTRUCTION 3 3 RESULTS 1 DISCIPLINED STOCK SELECTION Comprehensive – We calculate expected excess returns for more than 3,000 stocks on a daily basis. Objective – Our stock selection process is free from the emotion that can lead to biased investment decisions. Rigorous – We evaluate stocks based on fundamental investment criteria that have outperformed historically. 2 CAREFUL PORTFOLIO CONSTRUCTION Our computer optimization process allocates We use a unique, proprietary risk model that risk to our best investment ideas and is more precise, more focused and faster to constructs funds that neutralize systematic respond because it identifies , tracks and risks and deliver better returns. manages risk specific to our process, using daily data. 3 RESULTS Fully invested, well-diversified portfolio Aims to generate excess returns that are that: positive, consistent and repeatable. Maintains style, sector, risk and capitalization characteristics similar to the benchmark. Offers broad access to a clearly defined equity universe.

PORTFOLIO RESULTS CORESM U.S. Equity Fund Dear Shareholder, This report provides an overview on the performance of the Goldman Sachs CORE U.S. Equity Fund during the six-month reporting period that ended February 28, 2005. Performance Review Over the six-month period that ended February 28, 2005, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of 8.71%, 8.28%, 8.28%, 8.90%, and 8.65%, respectively. These returns compare to the 9.99% cumulative total return of the Fund’s benchmark, the S&P 500 Index (with dividends reinvested), over the same time period. Although the Fund performed well on an absolute basis, it underperformed its benchmark over the six-month reporting period. During this time, returns to the CORE themes were generally positive. Momentum was the biggest positive contributor to relative returns as companies with strong momentum characteristics outperformed their industry counterparts, followed by Valuation, Analyst Sentiment and Earnings Quality. Profitability and Management Impact were relatively flat. Despite good results for the themes, small unsuccessful exposures to the Industrials sector, along with stock-specific events, hurt relative performance in January and February 2005. In particular, an overweight in eBay, Inc. hurt performance when eBay announced disappointing earnings in mid-January 2005. We have since eliminated eBay from the portfolio. An overweight in Biogen Idec, Inc. hurt performance when, on the last day of the reporting period, Biogen suspended sales of a new drug due to two reports of serious side effects in patients, causing its stock price to fall 44%. Over longer-term periods, we expect to see very little return coming from these exposures, although over a shorter time frame they may contribute more significantly, either positively or negatively, to results. Portfolio Positioning In managing the CORE products, we take minimal size and sector bets. We strive to add value versus each Fund’s respective index through individual stock selection. Our quantitative process seeks out stocks with good momentum that also appear to be good values. We prefer stocks about which fundamental research analysts are becoming more positive, and companies with strong profit margins and sustainable earnings that use their capital to enhance shareholder value. Over the long term, these factors have contributed positively to the Fund’s returns, and they typically work well at various times and under different market environments. 2

PORTFOLIO RESULTS

Portfolio Highlights

Stock selection versus the benchmark was negative overall among sectors, most notably in Information Technology. Specifically, overweights in Pfizer, Inc. and Verizon Communications, Inc. hurt performance the most. On a positive note, the Fund's holdings in the Financial and Energy sectors outperformed relative to their peers.

Sector Allocation (Percentage of Portfolio)

as of 2/28/05


20%
15%
10%
5%
0%
11.1%
7.4%
8.8%
19.8%
12.0%
12.2%
15.3%
3.0%
4.5%
3.9%
2.0%
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Information Technology
Materials
Short Term Investments
Telecommunication Services
Utilities

The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. Short term investments include repurchase agreements and securities lending collateral.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Quantitative Equity Investment Team

New York, March 18, 2005

3

FUND BASICS

CORE℠ U.S. Equity Fund

as of February 28, 2005

Assets Under Management

$901.8 Million

Number of Holdings

151

NASDAQ SYMBOLS

Class A Shares

GSSQX

Class B Shares

GSSBX

Class C Shares

GSUSX

Institutional Shares

GSELX

Service Shares

GSESX

PERFORMANCE REVIEW

September 1, 2004–February 28, 2005	Fund Total Return (based on NAV)[1]	S&P 500 Index[2]
Class A	8.71%	9.99%
Class B	8.28	9.99
Class C	8.28	9.99
Institutional	8.90	9.99
Service	8.65	9.99

[1] The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance reflects the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.

[2] The S&P 500 Index (with dividends reinvested) is the Standard & Poor's 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/04	Class A	Class B	Class C	Institutional	Service
One Year	8.06%	8.51%	12.49%	14.80%	14.25%
Five Years	-2.50	-2.52	-2.12	-0.99	-1.48
Ten Years	10.99	N/A	N/A	N/A	11.59[4]
Since Inception	9.78 (5/24/91)	7.93 (5/1/96)	4.45 (8/15/97)	10.88 (6/15/95)	10.21[4] (5/24/91)

[3] **The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.**

[4] Performance data for Service Shares prior to June 7, 1996 (commencement of operations) is that of Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges). Performance of Class A Shares of the CORE U.S. Equity Fund reflects the expenses applicable to the Fund's Class A Shares. The fees applicable to Service Shares are different from those applicable to Class A Shares which impact performance ratings and rankings for a class of shares.

Total return figures in the above charts represent past performance and do not guarantee future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.gs.com/funds to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 2/28/05[5]

Holding	% of Net Assets	Line of Business
Microsoft Corp.	3.7%	Software
Bank of America Corp.	3.2	Banks
Johnson & Johnson	3.2	Pharmaceuticals
Pfizer, Inc.	3.1	Pharmaceuticals
International Business Machines Corp.	2.7	Computers & Peripherals
The Procter & Gamble Co.	2.7	Household Products
J.P. Morgan Chase & Co.	2.4	Diversified Financials
General Electric Co.	2.4	Industrial Conglomerates
Verizon Communications, Inc.	2.1	Diversified Telecommunication Services
Time Warner, Inc.	1.9	Media

[5] The top 10 holdings may not be representative of the Fund's future investments.

4

PORTFOLIO RESULTS CORESM Large Cap Growth Fund Dear Shareholder, This report provides an overview on the performance of the Goldman Sachs CORE Large Cap Growth Fund during the six-month reporting period that ended February 28, 2005. Performance Review Over the six-month period that ended February 28, 2005, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of 8.00%, 7.58%, 7.58%, 8.17%, and 7.88%, respectively. These returns compare to the 7.67% cumulative total return of the Fund’s benchmark, the Russell 1000 Growth Index (with dividends reinvested), over the same time period. As these returns indicate, the Fund performed well over the six-month reporting period, although its Class B and C Shares slightly lagged the benchmark due to their higher expenses. During this time, returns to the CORE themes were positive overall. Valuation was the largest positive contributor to relative returns as inexpensive companies outperformed their more richly valued industry counterparts. Momentum, Analyst Sentiment, Earnings Quality and Profitability also added value, albeit less significantly, while Management Impact remained relatively flat for the period. Portfolio Positioning In managing the CORE products, we take minimal size and sector bets. We strive to add value versus each Fund’s respective index through individual stock selection. Our quantitative process seeks out stocks with good momentum that also appear to be good values. We prefer stocks about which fundamental research analysts are becoming more positive, and companies with strong profit margins and sustainable earnings that use their capital to enhance shareholder value. Over the long term, these factors have contributed positively to the Fund’s returns, and they typically work well at various times and under different market environments. 5

PORTFOLIO RESULTS

Portfolio Highlights

During the period, the Fund's stock selection was positive overall among sectors. The Fund's Financial and Consumer Staples holdings outperformed their peers in the benchmark the most. On the downside, the Fund's holdings in the Health Care sector underperformed relative to their peers in the benchmark the most. Specific examples of stocks that detracted from relative results were overweights in Biogen Idec, Inc. and Pfizer, Inc.

Sector Allocation (Percentage of Portfolio)

as of 2/28/05


30%
25%
20%
15%
10%
5%
0%
16.5%
7.9%
2.2%
9.0%
24.1%
9.5%
24.9%
1.1%
2.5%
2.0%
0.3%
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Information Technology
Materials
Short Term Investments
Telecommunication Services
Utilities

The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. Short term investments include repurchase agreements and securities lending collateral.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Quantitative Equity Investment Team

New York, March 18, 2005

6

FUND BASICS

CORE℠ Large Cap Growth Fund

as of February 28, 2005

Assets Under Management

$351.1 Million

Number of Holdings

126

NASDAQ SYMBOLS

Class A Shares

GLCGX

Class B Shares

GCLCX

Class C Shares

GLCCX

Institutional Shares

GCGIX

Service Shares

GSCLX

PERFORMANCE REVIEW

September 1, 2004–February 28, 2005	Fund Total Return (based on NAV)[1]	Russell 1000 Growth Index[2]
Class A	8.00%	7.67%
Class B	7.58	7.67
Class C	7.58	7.67
Institutional	8.17	7.67
Service	7.88	7.67

[1] The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance reflects the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.

[2] The Russell 1000 Growth Index (with dividends reinvested) is an unmanaged market capitalization weighted index of the 1000 largest U.S. companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/04	Class A	Class B	Class C	Institutional	Service
One Year	4.01%	4.18%	8.28%	10.49%	9.88%
Five Years	-9.59	-9.61	-9.23	-8.18	-8.66
Ten Years	9.79[4]	N/A	N/A	10.76[4]	10.33[4]
Since Inception	9.85[4]	3.53	1.39	10.57[4]	10.25[4]
	(11/11/91)	(5/1/97)	(8/15/97)	(11/11/91)	(11/11/91)

[3] **The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.**

[4] Performance data for Institutional and Service Shares prior to May 1, 1997 (commencement of operations) is that of Class A Shares. Class A Share performance for such period is that of a predecessor separate account (which converted into Class A Shares) adjusted to reflect the higher fees and expenses applicable to the Fund's Class A Shares. Although the predecessor separate account was managed by Goldman Sachs Asset Management in a manner and pursuant to investment objectives in all material respects equivalent to management and investment objectives of the CORE Large Cap Growth Fund, the separate account was not registered under the Investment Company Act of 1940 (the "Act") and was not subject to certain investment restrictions imposed by the Act. If it had registered under the Act, performance might have been adversely affected. The fees applicable to Institutional and Service Shares are different from those applicable to Class A Shares, which impacts performance ratings and rankings for a class of shares.

Total return figures in the above charts represent past performance and do not guarantee future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.gs.com/funds to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 2/28/05[5]

Holding	% of Net Assets	Line of Business
Pfizer, Inc.	5.1%	Pharmaceuticals
Johnson & Johnson	5.0	Pharmaceuticals
Microsoft Corp.	3.5	Software
International Business Machines Corp.	3.1	Computers & Peripherals
The Procter & Gamble Co.	2.8	Household Products
Intel Corp.	2.5	Semiconductor Equip. & Products
QUALCOMM, Inc.	2.1	Communications Equipment
Motorola, Inc.	1.9	Communications Equipment
Apple Computer, Inc.	1.9	Computers & Peripherals
Amgen, Inc.	1.9	Biotechnology

[5] The top 10 holdings may not be representative of the Fund's future investments.

7

PORTFOLIO RESULTS CORESM Small Cap Equity Fund Dear Shareholder, This report provides an overview on the performance of the Goldman Sachs CORE Small Cap Equity Fund during the six-month reporting period that ended February 28, 2005. Performance Review Over the six-month period that ended February 28, 2005, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 15.52%, 15.03%, 15.08%, 15.74%, and 15.40%, respectively. These returns compare to the 16.40% cumulative total return of the Fund’s benchmark, the Russell 2000 Index (with dividends reinvested), over the same time period. Although the Fund performed well on an absolute basis, it underperformed its benchmark over the six-month reporting period. During this time, returns to the CORE themes were generally positive. Momentum was by far the biggest positive contributor to relative returns, as companies with strong momentum characteristics outperformed their industry counterparts, followed by Profitability and Valuation. Analyst Sentiment, Management Impact, and Earnings Quality also added value, albeit to a lesser extent. Unfortunately, small unsuccessful exposures to the Industrials sector, as well as stock-specific factors, contributed to underperformance of the Fund, especially in January and February 2005. Over longer-term periods, we expect to see very little return coming from these exposures, although over a shorter time frame they may contribute more significantly, either positively or negatively, to results. Portfolio Positioning In managing the CORE products, we take minimal size and sector bets. We strive to add value versus each Fund’s respective index through individual stock selection. Our quantitative process seeks out stocks with good momentum that also appear to be good values. We prefer stocks about which fundamental research analysts are becoming more positive, and companies with strong profit margins and sustainable earnings that use their capital to enhance shareholder value. Over the long term, these factors have contributed positively to the Fund’s returns, and they typically work well at various times and under different market environments. 8

PORTFOLIO RESULTS

Portfolio Highlights

Stock selection was negative overall among sectors. The Fund's holdings in the Information Technology and Energy sectors underperformed the most relative to their peers in the benchmark. Examples of stocks that detracted from relative performance were overweights in CommScope, Inc. and Bank of Hawaii Corp. On the upside, the Fund's holdings in the Materials and Industrials sectors outperformed the most relative to their peers in the benchmark.

Sector Allocation (Percentage of Portfolio)

as of 2/28/05


20%
15%
10%
5%
0%
13.1%
4.3%
6.6%
19.1%
12.2%
12.3%
14.8%
5.1%
9.7%
0.7%
2.1%
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Information Technology
Materials
Short Term Investments
Telecommunication Services
Utilities

The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. Short term investments include repurchase agreements and securities lending collateral.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Quantitative Equity Investment Team

New York, March 18, 2005

9

FUND BASICS

CORE℠ Small Cap Equity Fund

as of February 28, 2005

Assets Under Management

$465.8 Million

Number of Holdings

291

NASDAQ SYMBOLS

Class A Shares

GCSAX

Class B Shares

GCSBX

Class C Shares

GCSCX

Institutional Shares

GCSIX

Service Shares

GCSSX

PERFORMANCE REVIEW

September 1, 2004–February 28, 2005	Fund Total Return (based on NAV)[1]	Russell 2000 Index[2]
Class A	15.52%	16.40%
Class B	15.03	16.40
Class C	15.08	16.40
Institutional	15.74	16.40
Service	15.40	16.40

[1] The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance reflects the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.

[2] The Russell 2000 Index (with dividends reinvested) is an unmanaged index of common stock prices that measures the performance of the 2000 smallest companies in the Russell 3000 Index. The Index figures do not reflect any deduction for fees, expenses or taxes.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/04	Class A	Class B	Class C	Institutional	Service
One Year	9.14%	9.22%	13.50%	15.88%	15.36%
Five Years	7.06	7.08	7.47	8.71	8.17
Since Inception (8/15/97)	7.17	7.19	7.22	8.41	7.89

[3] **The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.**

Total return figures in the above charts represent past performance and do not guarantee future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.gs.com/funds to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 2/28/05[4]

Holding	% of Net Assets	Line of Business
Websense, Inc.	1.6%	Internet Software & Services
Silicon Valley Bancshares	1.5	Banks
Veritas DGC, Inc.	1.5	Energy Equipment & Services
Anixter International, Inc.	1.5	Electronic Equipment & Instruments
LandAmerica Financial Group, Inc.	1.5	Insurance
The Houston Exploration Co.	1.4	Oil & Gas
USG Corp.	1.4	Building Products
Commercial Metals Co.	1.4	Metals & Mining
InfoSpace, Inc.	1.3	Internet Software & Services
Bank of Hawaii Corp.	1.2	Banks

[4] The top 10 holdings may not be representative of the Fund's future investments.

10

PORTFOLIO RESULTS CORESM Large Cap Value Fund Dear Shareholder, This report provides an overview on the performance of the Goldman Sachs CORE Large Cap Value Fund during the six-month reporting period that ended February 28, 2005. Performance Review Over the six-month period that ended February 28, 2005, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 12.69%, 12.21%, 12.30%, 12.92%, and 12.61%, respectively. These returns compare to the 13.75% cumulative total return of the Fund’s benchmark, the Russell 1000 Value Index (with dividends reinvested), over the same time period. Although the Fund performed well on an absolute basis, it underperformed its benchmark over the six-month reporting period. During this time, returns to the CORE themes were generally positive. Momentum was the biggest positive contributor to relative returns as companies with strong momentum characteristics outperformed their industry counterparts. Analyst Sentiment and Valuation also added value over this period. Earnings Quality, Management Impact and Profitability were positive, although less significantly. Despite good results for the themes, small unsuccessful exposures to the Industrials sector, along with stock-specific events, hurt relative performance in January and February 2005. In particular, an overweight in eBay, Inc. hurt performance when eBay announced disappointing earnings in mid-January 2005. We have since eliminated eBay from the portfolio. An overweight in Biogen Idec, Inc. hurt performance when, on the last day of the reporting period, Biogen suspended sales of a new drug due to two reports of serious side effects in patients, causing its stock price to fall 44%. Over longer-term periods, we expect to see very little return coming from these exposures, although over a shorter time frame they may contribute more significantly, either positively or negatively, to results. Portfolio Positioning In managing the CORE products, we take minimal size and sector bets. We strive to add value versus each Fund’s respective index through individual stock selection. Our quantitative process seeks out stocks with good momentum that also appear to be good values. We prefer stocks about which fundamental research analysts are becoming more positive, and companies with strong profit margins and sustainable earnings that use their capital to enhance shareholder value. Over the long term, these factors have contributed positively to the Fund’s returns, and they typically work well at various times and under different market environments. 11

PORTFOLIO RESULTS

Portfolio Highlights

Stock selection was negative in six of the ten sectors in the Index, most notably in Health Care. Examples of stocks in other sectors that detracted from relative results were an underweight in Exxon Mobil Corp. and an overweight in Ford Motor Co. On a positive note, the Fund's holdings in the Financial sector outperformed relative to their peers in the benchmark the most.

Sector Allocation (Percentage of Portfolio)

as of 2/28/05


35%
30%
25%
20%
15%
10%
5%
0%
9.5%
4.7%
14.4%
30.6%
4.0%
12.0%
5.1%
3.9%
5.4%
5.6%
4.8%
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Information Technology
Materials
Short Term Investments
Telecommunication Services
Utilities

The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. Short term investments include repurchase agreements and securities lending collateral.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Quantitative Equity Investment Team

New York, March 18, 2005

12

FUND BASICS

CORE℠ Large Cap Value Fund

as of February 28, 2005

Assets Under Management

$412.3 Million

Number of Holdings

119

NASDAQ SYMBOLS

Class A Shares

GCVAX

Class B Shares

GCVBX

Class C Shares

GCVCX

Institutional Shares

GCVIX

Service Shares

GCLSX

PERFORMANCE REVIEW

September 1, 2004–February 28, 2005	Fund Total Return (based on NAV)[1]	Russell 1000 Value Index[2]
Class A	12.69%	13.75%
Class B	12.21	13.75
Class C	12.30	13.75
Institutional	12.92	13.75
Service	12.61	13.75

[1] The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance reflects the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.

[2] The Russell 1000 Value Index (inception date 1/1/99) is an unmanaged market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/04	Class A	Class B	Class C	Institutional	Service
One Year	13.20%	13.77%	17.86%	20.20%	19.64%
Five Years	3.27	3.27	3.65	4.83	4.34
Since Inception (12/31/98)	4.18	4.35	4.37	5.54	5.05

[3] **The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.**

Total return figures in the above charts represent past performance and do not guarantee future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.gs.com/funds to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 2/28/05[4]

Holding	% of Net Assets	Line of Business
Exxon Mobil Corp.	4.6%	Oil & Gas
Bank of America Corp.	4.4	Banks
General Electric Co.	3.8	Industrial Conglomerates
J.P. Morgan Chase & Co.	3.3	Diversified Financials
Verizon Communications, Inc.	2.6	Diversified Telecommunication Services
Citigroup, Inc.	2.3	Diversified Financials
Viacom, Inc. Class B	2.0	Media
Prudential Financial, Inc.	2.0	Insurance
Burlington Resources, Inc.	1.9	Oil & Gas
Devon Energy Corp.	1.8	Oil & Gas

[4] The top 10 holdings may not be representative of the Fund's future investments.

13

GOLDMAN SACHS CORE EQUITY FUNDS

International CORE℠ Investment Process

GOLDMAN SACHS' CORE INTERNATIONAL INVESTMENT PROCESS


1
DISCIPLINED COUNTRY AND STOCK SELECTION
2
CAREFUL PORTFOLIO CONSTRUCTION
3
RESULTS

1 DISCIPLINED COUNTRY AND STOCK SELECTION

- **Comprehensive** – We forecast returns on over 3,500 stocks, 21 countries and 9 currencies on a daily basis.
- **Rigorous** – We evaluate stocks, countries, and currencies based on fundamental investment criteria that have outperformed historically.
- **Objective** – Our stock and equity market selection process is free from emotion that can lead to biased investment decisions.

2 CAREFUL PORTFOLIO CONSTRUCTION

- We use unique, proprietary risk models that are more precise, more focused and faster to respond because they identify, track and manage risk specific to our process, using daily data.

3 RESULTS

Fully invested, well-diversified International portfolio that:

- Blends top-down market views with bottom-up stock selection.
- Maintains style, sector, risk and capitalization characteristics similar to the benchmark.
- Aims to achieve excess returns by taking intentional country bets and many small diversified stock positions.

14

PORTFOLIO RESULTS CORESM International Equity Fund Dear Shareholder, This report provides an overview on the performance of the Goldman Sachs CORE International Equity Fund during the six-month reporting period that ended February 28, 2005. Performance Review Over the six-month period that ended February 28, 2005, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 20.73%, 20.17%, 20.28%, 20.96%, and 20.66%, respectively. These returns compare to the 21.28% cumulative total return of the Fund’s benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (unhedged, with dividends reinvested), over the same time period. Although the Fund performed well on an absolute basis, it underperformed its benchmark over the six-month reporting period. This was primarily due to the portfolio’s country allocations. Country Allocations In general, the Fund’s country weightings detracted from relative performance, with an overweight position in Japan and an underweight in Australia the least successful for the period. On the upside, an overweight in Norway and Austria were the largest positive contributors to relative performance. Sector Allocations Our strategy is sector-neutral within countries. Any deviations in sector weights at the Fund level were the result of our country allocation decisions. During the period, the Fund’s holdings in the Health Care and Consumer Staples sectors experienced positive results relative to the benchmark. Conversely, stock selection in the Information Technology and Industrials sectors were the weakest compared to the benchmark. 15

PORTFOLIO RESULTS Stock Selection Overall, stock selection within countries contributed positively to performance relative to the benchmark, particularly in the UK. Profitability and Analyst Sentiment were the biggest positive contributors to returns in this region. On the other hand, stock selection versus the benchmark was the least successful in Japan. The Momentum theme struggled the most in this region over the period. As always, we thank you for your investment and look forward to your continued confidence. Goldman Sachs Quantitative Equity Investment Team New York, March 18, 2005 16

FUND BASICS CORESM International Equity Fund as of February 28, 2005 Assets Under Management $790.2 Million Number of Holdings 228 NASDAQ SYMBOLS Class A Shares GCIAX Class B Shares GCIBX Class C Shares GCICX Institutional Shares GCIIX Service Shares GCISX PERFORMANCE REVIEW Fund Total Return September 1, 2004–February 28, 2005 (based on NAV)1 MSCI EAFE Index2 Class A 20.73% 21.28% Class B 20.17 21.28 Class C 20.28 21.28 Institutional 20.96 21.28 Service 20.66 21.28 1The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges. 2The unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (unhedged, with dividends reinvested) is a market capitalization weighted composite of securities in 21 developed markets. The Index figures do not reflect any deduction for fees, expenses or taxes. STANDARDIZED TOTAL RETURNS 3 For the period ended 12/31/04 Class A Class B Class C Institutional Service One Year 13.74% 14.58% 18.56% 20.95% 20.36% Five Years -1.99 -1.79 -1.38 -0.25 -0.74 Since Inception 2.00 2.28 2.29 3.44 2.94 (8/15/97) 3The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. Performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted. Total return figures in the above charts represent past performance and do not guarantee future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.gs.com/funds to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. TOP 10 HOLDINGS AS OF 2/28/05 4 Holding % of Net Assets Line of Business Fortis 3.3% Financial Services Aegon NV 3.0 Insurance E.On AG 2.9 Utilities–Electrical & Gas Hitachi Ltd. 2.5 Electronic Components & Instruments Royal Dutch Petroleum Co. 2.2 Energy Sources Barclays PLC 2.2 Banking Sompo Japan Insurance, Inc. 2.1 Insurance Matsushita Electric Industrial Co., Ltd. 2.0 Appliances and Household Durables Delhaize Group 1.9 Merchandising Repsol SA 1.7 Energy Sources 4The top 10 holdings may not be representative of the Fund’s future investments. 17

 GOLDMAN SACHS CORE U.S. EQUITY FUND

Statement of Investments

February 28, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%

Aerospace & Defense – 3.6%
33,030	L-3 Communications Holdings, Inc.	$2,381,463
159,200	Northrop Grumman Corp.	8,421,680
259,700	Raytheon Co.	9,930,928
169,500	The Boeing Co.	9,317,415
25,000	United Technologies Corp.	2,497,000

		32,548,486

Air Freight & Couriers – 1.4%
127,400	FedEx Corp.	12,457,172

Auto Components – 0.3%
16,300	Autoliv, Inc.	814,022
28,000	Johnson Controls, Inc.	1,654,800

		2,468,822

Automobiles – 1.3%
959,600	Ford Motor Co.(a)	12,138,940

Banks – 5.8%
614,684	Bank of America Corp.	28,675,009
38,000	Bank of Hawaii Corp.	1,729,760
21,300	Golden West Financial Corp.	1,318,257
51,800	Regions Financial Corp.	1,671,068
186,700	U.S. Bancorp.	5,554,325
162,440	Wachovia Corp.	8,610,944
33,100	Washington Mutual, Inc.	1,388,876
51,500	Wells Fargo & Co.	3,058,070

		52,006,309

Beverages – 0.9%
55,000	Constellation Brands, Inc.*	2,944,150
40,100	Molson Coors Brewing Co. Class B	2,788,153
43,000	PepsiCo, Inc.	2,315,980

		8,048,283

Biotechnology – 2.2%
140,600	Amgen, Inc.*	8,662,366
211,700	Biogen Idec, Inc.*	8,182,205
58,400	ImClone Systems, Inc.*	2,584,784

		19,429,355

Chemicals – 1.6%
217,500	Monsanto Co.	12,784,650
34,800	The Lubrizol Corp.	1,483,524

		14,268,174

Commercial Services & Supplies – 1.8%
612,010	Cendant Corp.	13,537,661
53,000	First Data Corp.	2,174,060
30,600	PHH Corp.*	642,600

		16,354,321

Communications Equipment – 3.3%
80,000	Cisco Systems, Inc.*	1,393,600
881,050	Motorola, Inc.	13,797,243
383,900	QUALCOMM, Inc.	13,862,629
55,000	UTStarcom, Inc.*	706,750

		29,760,222

Computers & Peripherals – 3.2%
95,400	Dell, Inc.*	3,824,586
88,000	EMC Corp.*	1,114,080
259,500	International Business Machines Corp.	24,024,510

		28,963,176

Containers & Packaging – 0.2%
37,000	Ball Corp.	1,642,800

Diversified Financials – 7.8%
45,000	American Express Co.	2,436,750
176,670	Citigroup, Inc.	8,430,692
198,600	Freddie Mac	12,313,200
604,400	J.P. Morgan Chase & Co.	22,090,820
91,200	Merrill Lynch & Co., Inc.	5,342,496
154,800	Moody’s Corp.	12,989,268
65,100	Principal Financial, Inc.	2,540,202
43,100	The Bear Stearns Companies, Inc.	4,288,450

		70,431,878

Diversified Telecommunication Services – 3.8%
115,300	ALLTEL Corp.	6,595,160
22,700	CenturyTel, Inc.	763,628
41,900	MCI, Inc.	953,225
106,400	SBC Communications, Inc.	2,558,920
206,130	Sprint Corp.	4,881,158
525,900	Verizon Communications, Inc.	18,916,623

		34,668,714

Electric Utilities – 2.0%
337,610	Edison International	10,965,573
85,000	Exelon Corp.	3,855,600
100,300	PG&E Corp.	3,528,554

		18,349,727

Electrical Equipment – 0.6%
46,200	Emerson Electric Co.	3,063,984
33,600	Energizer Holdings, Inc.*	1,990,128

		5,054,112

Electronic Equipment & Instruments – 0.2%
100,000	Flextronics International Ltd.*	1,335,000
25,700	Thermo Electron Corp.*	705,722

		2,040,722

Energy Equipment & Services – 0.2%
30,000	Schlumberger Ltd.	2,263,500

Food & Drug Retailing – 0.7%
54,000	CVS Corp.	2,690,820
99,430	SUPERVALU, Inc.	3,158,891

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE U.S. EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Food & Drug Retailing – (continued)
25,000	SYSCO Corp.	$860,500

		6,710,211

Food Products – 2.5%
430,751	Archer-Daniels-Midland Co.	10,381,099
92,210	Kraft Foods, Inc.	3,084,425
538,000	Tyson Foods, Inc.	9,156,760

		22,622,284

Healthcare Equipment & Supplies – 0.9%
38,400	Becton, Dickinson and Co.	2,299,008
28,000	C.R. Bard, Inc.	1,862,000
21,100	Guidant Corp.	1,548,529
61,300	St. Jude Medical, Inc.*	2,396,830

		8,106,367

Healthcare Providers & Services – 1.4%
56,300	Aetna, Inc.	8,220,926
20,800	Quest Diagnostics, Inc.	2,067,520
26,000	UnitedHealth Group, Inc.	2,370,160

		12,658,606

Hotels, Restaurants & Leisure – 0.2%
32,000	GTECH Holdings Corp.	747,200
20,000	Harrah’s Entertainment, Inc.	1,311,800

		2,059,000

Household Durables – 1.5%
30,000	Fortune Brands, Inc.	2,430,000
102,300	Harman International Industries, Inc.	11,474,991

		13,904,991

Household Products – 2.7%
452,360	The Procter & Gamble Co.(a)	24,015,792

Industrial Conglomerates – 4.3%
46,600	3M Co.	3,911,604
617,020	General Electric Co.	21,719,104
135,110	Reynolds American, Inc.(a)	11,072,264
60,800	Tyco International Ltd.	2,035,584

		38,738,556

Insurance – 6.5%
3,100	Alleghany Corp.*	849,400
46,000	American International Group, Inc.	3,072,800
63,000	Lincoln National Corp.	2,951,550
189,810	Loews Corp.	13,529,657
187,300	MBIA, Inc.	10,975,780
139,700	MetLife, Inc.	5,733,288
19,610	Nationwide Financial Services, Inc.	721,648
261,210	Prudential Financial, Inc.	14,888,970
14,400	Radian Group, Inc.	695,952
57,000	The Allstate Corp.	3,059,760
26,000	The Chubb Corp.	2,056,860

		58,535,665

Internet Software & Services – 0.9%
238,800	Yahoo!, Inc.*	$7,706,076

IT Consulting & Services – 1.0%
37,000	Affiliated Computer Services, Inc.*	1,912,900
154,700	Computer Sciences Corp.*	7,151,781

		9,064,681

Machinery – 0.3%
24,000	Caterpillar, Inc.	2,281,200

Media – 5.0%
84,337	Comcast Corp.*	2,745,169
74,700	Comcast Corp. Special Class A*	2,379,942
293,900	Liberty Media Corp. *	2,980,146
23,200	Liberty Media International, Inc.*	1,002,936
58,900	News Corp.	980,096
20,000	Omnicom Group, Inc.	1,821,400
997,390	Time Warner, Inc.*	17,185,030
448,962	Viacom, Inc. Class B	15,668,774

		44,763,493

Metals & Mining – 1.3%
44,000	Alcoa, Inc.	1,413,280
15,100	Newmont Mining Corp.	679,802
137,800	Nucor Corp.	8,590,452
16,800	United States Steel Corp.	1,047,648

		11,731,182

Multiline Retail – 1.7%
81,500	Costco Wholesale Corp.	3,797,085
14,400	Kmart Holding Corp.*(a)	1,403,568
54,000	Target Corp.	2,744,280
149,960	Wal-Mart Stores, Inc.	7,739,436

		15,684,369

Oil & Gas – 8.9%
51,900	Anadarko Petroleum Corp.	3,989,034
36,000	Apache Corp.	2,263,680
299,500	Burlington Resources, Inc.	14,864,185
53,500	ChevronTexaco Corp.	3,321,280
88,721	ConocoPhillips	9,838,272
121,200	Devon Energy Corp.	5,670,948
235,416	Exxon Mobil Corp.	14,904,187
185,600	Occidental Petroleum Corp.	13,042,112
75,600	Sunoco, Inc.	7,491,960
27,600	Valero Energy Corp.	1,966,224
57,900	XTO Energy, Inc.	2,635,608

		79,987,490

Personal Products – 0.6%
107,440	The Gillette Co.	5,398,860

Pharmaceuticals – 8.0%
91,400	Allergan, Inc.	6,871,452
28,000	Barr Pharmaceuticals, Inc.*	1,336,720
434,150	Johnson & Johnson	28,480,240
243,000	Merck & Co., Inc.	7,703,100

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE U.S. EQUITY FUND

Statement of Investments (continued)
February 28, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Pharmaceuticals – (continued)
1,066,400	Pfizer, Inc.	$28,035,656

		72,427,168

Real Estate – 0.5%
145,010	Equity Office Properties Trust	4,374,952

Road & Rail – 0.7%
82,800	Burlington Northern Santa Fe Corp.	4,162,356
52,800	Norfolk Southern Corp.	1,894,992

		6,057,348

Semiconductor Equipment & Products – 2.4%
438,000	Advanced Micro Devices, Inc.*(a)	7,643,100
139,400	Cree, Inc.*(a)	3,278,688
162,090	Freescale Semiconductor, Inc. Class B*	3,108,886
92,500	Intel Corp.	2,218,150
300,400	Micron Technology, Inc.*(a)	3,454,600
61,000	Texas Instruments, Inc.	1,614,670

		21,318,094

Software – 4.9%
306,500	Autodesk, Inc.	9,109,180
727	Computer Associates International, Inc.	19,695
1,316,440	Microsoft Corp.	33,147,959
78,600	Symantec Corp.*	1,729,986

		44,006,820

Specialty Retail – 1.4%
218,330	AutoNation, Inc.*	4,263,985
25,000	Best Buy Co., Inc.	1,350,500
192,031	Circuit City Stores, Inc.	3,001,444
70,000	Staples, Inc.	2,206,400
50,000	The Home Depot, Inc.	2,001,000

		12,823,329

Tobacco – 0.3%
43,600	UST, Inc.	2,382,740

Trading Companies & Distributors – 0.1%
18,200	W.W. Grainger, Inc.	1,142,596

Wireless Telecommunication Services – 0.2%
42,110	United States Cellular Corp.*	2,105,500

TOTAL COMMON STOCKS
(Cost $794,555,734)		$893,502,083

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligation – 0.2%

United States Treasury Bill
$1,258,000	2.25%	03/03/2005	$1,257,843
(Cost $1,257,843)

Repurchase Agreement(b) – 0.6%

Joint Repurchase Agreement Account II
$5,800,000	2.64%	03/01/2005	$5,800,000
Maturity Value: $5,800,426
(Cost $5,800,000)

TOTAL INVESTMENTS BEFORE SECURITIES
LENDING COLLATERAL (Cost $801,613,577)			$900,559,926

Shares	Description	Value
Securities Lending Collateral – 3.9%

35,326,800	Boston Global Investment Trust – Enhanced Portfolio	$35,326,800
(Cost $35,326,800)

TOTAL INVESTMENTS – 103.8%
(Cost $836,940,377)		$935,886,726

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on February 28, 2005.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE U.S. EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account II — At February 28, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $5,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,900,000,000	2.64%	03/01/2005	$1,900,139,333

Barclays Capital PLC	2,500,000,000	2.65	03/01/2005	2,500,184,028

Greenwich Capital Markets	400,000,000	2.65	03/01/2005	400,029,444

J.P. Morgan Securities, Inc.	697,000,000	2.65	03/01/2005	697,051,307

Morgan Stanley & Co.	1,500,000,000	2.64	03/01/2005	1,500,110,000

UBS Securities LLC	800,000,000	2.64	03/01/2005	800,058,667

Westdeutsche Landesbank AG	500,000,000	2.64	03/01/2005	500,036,667

TOTAL	$8,297,000,000			$8,297,609,446

At February 28, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 0.00% to 2.38%, due 03/01/2005 to 10/02/2006; Federal Home Loan Bank, 0.00% to 7.63%, due 02/15/2006 to 11/14/2014; Federal Home Loan Mortgage Association, 0.00% to 12.00%, due 04/04/2005 to 03/01/2035; Federal National Mortgage Association, 0.00% to 9.50%, due 03/22/2005 to 03/01/2035 and Government National Mortgage Association, 4.50% to 5.50%, due 09/15/2019 to 11/15/2033.

Futures Contracts — At February 28, 2005, the following futures contracts were open:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long	Month	Value	Gain

S&P Mini 500 Index	127	March 2005	$7,646,035	$83,250

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Statement of Investments

February 28, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 98.2%

Aerospace & Defense – 2.9%
44,700	Northrop Grumman Corp.	$2,364,630
41,100	Raytheon Co.	1,571,664
114,800	The Boeing Co.	6,310,556

		10,246,850

Air Freight & Couriers – 1.8%
33,100	FedEx Corp.	3,236,518
71,500	Ryder System, Inc.	3,035,890

		6,272,408

Auto Components – 0.1%
10,000	Autoliv, Inc.	499,400

Banks – 1.7%
118,900	Bank of America Corp.	5,546,685
9,000	Wachovia Corp.	477,090

		6,023,775

Beverages – 0.7%
37,800	Molson Coors Brewing Co. Class B(a)	2,628,234

Biotechnology – 4.1%
106,200	Amgen, Inc.*	6,542,982
104,200	Biogen Idec, Inc.*	4,027,330
6,600	Cephalon, Inc.*	323,862
7,400	Genzyme Corp.*	415,066
73,100	ImClone Systems, Inc.*	3,235,406

		14,544,646

Chemicals – 0.3%
15,500	Monsanto Co.	911,090

Commercial Services & Supplies – 1.4%
230,500	Cendant Corp.	5,098,660

Communications Equipment – 4.8%
122,000	Cisco Systems, Inc.*	2,125,240
6,100	Harris Corp.	406,870
427,800	Motorola, Inc.	6,699,348
207,700	QUALCOMM, Inc.	7,500,047
34,200	Tellabs, Inc.*	242,478

		16,973,983

Computers & Peripherals – 6.4%
146,800	Apple Computer, Inc.*	6,585,448
21,800	Dell, Inc.*	873,962
115,600	International Business Machines Corp.	10,702,248
52,300	NCR Corp.*	2,039,177
71,300	Storage Technology Corp.*	2,267,340

		22,468,175

Diversified Financials – 3.2%
122,100	AmeriCredit Corp.*	2,876,676
22,800	Freddie Mac	1,413,600
12,700	J.P. Morgan Chase & Co.	464,185
70,901	Moody’s Corp.	5,949,303
10,400	Nuveen Investments	424,320

		11,128,084

Diversified Telecommunication Services – 1.7%
6,300	ALLTEL Corp.	360,360
27,600	CenturyTel, Inc.	928,464
103,547	Sprint Corp.	2,451,993
67,000	Verizon Communications, Inc.	2,409,990

		6,150,807

Electric Utilities – 0.3%
30,400	NRG Energy, Inc.*	1,170,704

Electrical Equipment – 0.5%
17,900	Energizer Holdings, Inc.*	1,060,217
9,900	Rockwell Automation, Inc.	615,285

		1,675,502

Electronic Equipment & Instruments – 0.3%
18,000	Ingram Micro, Inc.*	322,560
15,800	PerkinElmer, Inc.	350,444
10,400	Thermo Electron Corp.*	285,584

		958,588

Food & Drug Retailing – 0.4%
19,800	Albertson’s, Inc.	443,322
29,700	SUPERVALU, Inc.	943,569

		1,386,891

Food Products – 2.5%
39,900	Hershey Foods Corp.	2,513,700
33,400	Pilgrim’s Pride Corp.	1,268,532
293,200	Tyson Foods, Inc.	4,990,264

		8,772,496

Healthcare Equipment & Supplies – 3.4%
91,600	Becton, Dickinson and Co.	5,484,092
5,000	C.R. Bard, Inc.	332,500
10,300	Dade Behring Holdings, Inc.*	645,913
31,700	Edwards Lifesciences Corp.*	1,363,417
19,000	Guidant Corp.	1,394,410
47,400	IMS Health, Inc.	1,154,190
5,300	Kinetic Concepts, Inc.*	345,719
5,800	Respironics, Inc.*	334,950
9,000	Zimmer Holdings, Inc.*	773,100

		11,828,291

Healthcare Providers & Services – 3.2%
22,900	Aetna, Inc.	3,343,858
62,400	AmerisourceBergen Corp.	3,737,760
84,300	Caremark Rx, Inc.*	3,227,004
16,300	PacifiCare Health Systems, Inc.*	1,034,724

		11,343,346

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)

Hotels, Restaurants & Leisure – 1.4%
94,600	GTECH Holdings Corp.	$2,208,910
51,400	Starbucks Corp.*	2,663,034

		4,871,944

Household Durables – 2.0%
52,600	Harman International Industries, Inc.	5,900,142
430	NVR, Inc.*	340,667
9,600	The Black & Decker Corp.	796,032

		7,036,841

Household Products – 3.0%
7,300	The Clorox Co.	438,292
187,600	The Procter & Gamble Co.	9,959,684

		10,397,976

Industrial Conglomerates – 2.3%
48,900	3M Co.	4,104,666
50,200	Reynolds American, Inc.	4,113,890

		8,218,556

Insurance – 3.9%
6,600	Ambac Financial Group, Inc.	513,348
12,900	American International Group, Inc.	861,720
64,900	Loews Corp.	4,626,072
41,200	MBIA, Inc.	2,414,320
84,200	Prudential Financial, Inc.	4,799,400
7,400	W.R. Berkley Corp.	380,064

		13,594,924

Internet & Catalog Retail – 1.7%
138,800	eBay, Inc.*	5,946,192

Internet Software & Services – 1.8%
8,000	Google, Inc.*	1,503,920
89,400	McAfee, Inc.*	2,067,822
83,000	Yahoo!, Inc.*	2,678,410

		6,250,152

IT Consulting & Services – 0.4%
29,100	Computer Sciences Corp.*	1,345,293

Leisure Equipment & Products – 0.5%
24,500	Polaris Industries, Inc.	1,709,855

Machinery – 0.1%
8,600	Graco, Inc.	332,476

Media – 4.8%
4,900	Getty Images, Inc.*	349,566
424,300	Liberty Media Corp. *	4,302,402
94,600	News Corp.	1,574,144
240,400	Time Warner, Inc.*	4,142,092
16,900	Univision Communications, Inc.*	445,991
172,619	Viacom, Inc. Class B	6,024,403

		16,838,598

Metals & Mining – 0.7%
7,900	Newmont Mining Corp.	355,658
34,600	Nucor Corp.	2,156,964

		2,512,622

Multiline Retail – 1.8%
72,000	Costco Wholesale Corp.	3,354,480
56,800	Wal-Mart Stores, Inc.	2,931,448

		6,285,928

Oil & Gas – 2.3%
74,100	Burlington Resources, Inc.	3,677,583
20,100	Devon Energy Corp.	940,479
72,600	XTO Energy, Inc.	3,304,752

		7,922,814

Paper & Forest Products – 0.1%
10,900	Louisiana-Pacific Corp.	286,343

Personal Products – 0.8%
58,299	The Gillette Co.	2,929,525

Pharmaceuticals – 13.6%
93,700	Abbott Laboratories	4,309,263
52,800	Allergan, Inc.	3,969,504
268,200	Johnson & Johnson	17,593,920
121,100	Merck & Co., Inc.	3,838,870
683,995	Pfizer, Inc.	17,982,229

		47,693,786

Real Estate – 0.3%
14,700	Equity Office Properties Trust	443,499
8,200	Plum Creek Timber Co., Inc.	307,910
7,800	Regency Centers Corp.	397,800

		1,149,209

Road & Rail – 0.5%
35,800	J.B. Hunt Transporta Services, Inc.	1,689,402

Semiconductor Equipment & Products – 4.9%
91,700	Advanced Micro Devices, Inc.*	1,600,165
44,300	Cree, Inc.*(a)	1,041,936
28,000	Freescale Semiconductor, Inc. Class B*	537,040
365,900	Intel Corp.	8,774,282
442,600	Micron Technology, Inc.*	5,089,900

		17,043,323

Software – 6.6%
23,000	Adobe Systems, Inc.	1,420,250
164,100	Autodesk, Inc.	4,877,052
192,600	BMC Software, Inc.*	2,879,370
490,700	Microsoft Corp.	12,355,826
68,600	Symantec Corp.*	1,509,886

		23,042,384

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Statement of Investments (continued)
February 28, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Specialty Retail – 3.2%
27,900	Abercrombie & Fitch Co.	$1,498,230
159,700	AutoNation, Inc.*	3,118,941
50,900	Barnes & Noble, Inc.*	1,738,744
131,923	Circuit City Stores, Inc.	2,061,956
45,800	Limited Brands, Inc.	1,089,124
14,200	The Home Depot, Inc.	568,284
51,000	Toys “R” Us, Inc.*	1,166,370

		11,241,649

Textiles & Apparel – 1.1%
69,800	Coach, Inc.*	3,875,994

Tobacco – 0.5%
31,700	UST, Inc.	1,732,405

Wireless Telecommunication Services – 0.2%
9,400	Telephone & Data Systems, Inc.	822,500

TOTAL COMMON STOCKS
(Cost $317,679,050)		$344,852,621

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 1.6%

Joint Repurchase Agreement Account II
$5,500,000	2.64%	03/01/2005	$5,500,000
Maturity Value: $5,500,404 (Cost $5,500,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $323,179,050)			$350,352,621

Shares	Description	Value
Securities Lending Collateral – 1.0%

3,339,025	Boston Global Investment Trust – Enhanced Portfolio	$3,339,025
(Cost $3,339,025)

TOTAL INVESTMENTS — 100.8%
(Cost $326,518,075)		$353,691,646

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on February 28, 2005.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account II — At February 28, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $5,500,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,900,000,000	2.64%	03/01/2005	$1,900,139,333

Barclays Capital PLC	2,500,000,000	2.65	03/01/2005	2,500,184,028

Greenwich Capital Markets	400,000,000	2.65	03/01/2005	400,029,444

J.P. Morgan Securities, Inc.	697,000,000	2.65	03/01/2005	697,051,307

Morgan Stanley & Co.	1,500,000,000	2.64	03/01/2005	1,500,110,000

UBS Securities LLC	800,000,000	2.64	03/01/2005	800,058,667

Westdeutsche Landesbank AG	500,000,000	2.64	03/01/2005	500,036,667

TOTAL	$8,297,000,000			$8,297,609,446

At February 28, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 0.00% to 2.38%, due 03/01/2005 to 10/02/2006; Federal Home Loan Bank, 0.00% to 7.63%, due 02/15/2006 to 11/14/2014; Federal Home Loan Mortgage Association, 0.00% to 12.00%, due 04/04/2005 to 03/01/2035; Federal National Mortgage Association, 0.00% to 9.50%, due 03/22/2005 to 03/01/2035 and Government National Mortgage Association, 4.50% to 5.50%, due 09/15/2019 to 11/15/2033.

Futures Contracts — At February 28, 2005, the following futures contracts were open:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Gain

S&P Mini 500 Index	97	March 2005	$5,839,885	$14,150

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments

February 28, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 98.4%

Aerospace & Defense – 1.1%
85,700	AAR Corp.*	$955,555
11,300	Curtiss-Wright Corp.	627,715
32,900	Innovative Solutions & Support, Inc.*	983,052
35,300	Kaman Corp.	421,129
9,200	Moog, Inc.*	410,320
24,300	Triumph Group, Inc.*	903,231
28,500	United Industrial Corp.	940,500

		5,241,502

Air Freight & Couriers – 0.2%
13,000	Hub Group, Inc.*	755,950

Airlines – 0.7%
121,300	Alaska Air Group, Inc.*	3,440,068

Auto Components – 0.4%
29,100	ArvinMeritor, Inc.	490,626
21,800	Midas, Inc.*	466,302
36,800	Tenneco Automotive, Inc.*	558,992
55,400	Visteon Corp.*	371,734

		1,887,654

Banks – 7.4%
124,400	Bank of Hawaii Corp.	5,662,688
12,000	Citizens First Bancorp, Inc.	291,600
13,100	City National Corp.	896,695
23,400	Commercial Federal Corp.	639,522
37,800	Corus Bankshares, Inc.	1,869,210
47,900	East West Bancorp, Inc.	1,722,484
22,700	First Charter Corp.	535,720
8,700	First Citizens BancShares, Inc.	1,285,773
19,350	Flushing Financial Corp.	348,300
49,500	Greater Bay Bancorp	1,253,835
21,400	Hibernia Corp.	549,338
9,100	IBERIABANK Corp.	535,444
24,800	Irwin Financial Corp.	563,456
17,845	MB Financial, Inc.	724,685
21,100	Nara Bancorp, Inc.	411,872
60,963	Oriental Financial Group, Inc.	1,629,541
82,140	PFF Bancorp, Inc.	3,458,094
49,850	R&G Financial Corp. Class B	1,810,552
157,000	Silicon Valley Bancshares*	6,879,740
43,800	Southwest Bancorporation of Texas, Inc.	834,390
72,800	The Colonial BancGroup, Inc.	1,482,936
46,300	United Community Financial Corp.	518,560
44,100	Wilshire Bancorp, Inc.*	604,126

		34,508,561

Biotechnology – 5.1%
89,900	Applera Corp. – Celera Genomics Group*	998,789
8,700	Cephalon, Inc.*	426,909
78,100	Charles River Laboratories International, Inc.*	3,600,410
58,400	Connetics Corp.*	1,445,400
49,600	deCODE genetics, Inc.*	320,416
179,800	Enzon Pharmaceuticals, Inc.*	1,932,850
100,100	Gen-Probe, Inc.*	5,096,091
102,400	Kos Pharmaceuticals, Inc.*(a)	3,403,776
20,100	Myriad Genetics, Inc.*	435,567
76,500	Nabi Biopharmaceuticals*	971,550
12,400	Techne Corp.*	422,716
106,300	United Therapeutics Corp.*	4,829,209

		23,883,683

Building Products – 2.8%
110,300	Griffon Corp.*	2,536,900
12,000	NCI Building Systems, Inc.*	448,560
208,700	USG Corp.*(a)	6,592,833
92,500	Watsco, Inc.	3,529,800

		13,108,093

Chemicals – 0.9%
24,500	A. Schulman, Inc.	442,470
47,700	Arch Chemicals, Inc.	1,363,266
41,300	Georgia Gulf Corp.	2,181,053

		3,986,789

Commercial Services & Supplies – 4.2%
53,400	Administaff, Inc.	715,560
27,200	Aleris International, Inc.*	545,904
131,600	Arbitron, Inc.	5,336,380
28,752	Casella Waste Systems, Inc.*	429,842
18,800	CheckFree Corp.*	724,552
46,500	Coinstar, Inc.*	1,088,565
42,700	CSG Systems International, Inc.*	730,170
66,300	eFunds Corp.*	1,474,512
47,400	Imagistics International, Inc.*	1,604,490
9,000	ITT Educational Services, Inc.*	438,210
36,855	John H. Harland Co.	1,352,579
41,600	Korn/Ferry International*	797,888
23,327	NCO Group, Inc.*	469,106
61,700	Pre-Paid Legal Services, Inc.(a)	2,159,500
146,100	Spherion Corp.*	1,139,580
33,300	The Standard Register Co.	452,547

		19,459,385

Communications Equipment – 1.6%
40,100	Aspect Communications Corp.*	437,090
83,400	Audiovox Corp.*	1,243,494
59,100	C-COR.net Corp.*	447,978
306,900	CommScope, Inc.*(a)	4,646,466
7,400	Harris Corp.	493,580

		7,268,608

Computers & Peripherals – 1.9%
204,300	InFocus Corp.*	1,307,520
65,300	Intergraph Corp.*	1,943,981
104,800	Komag, Inc.*	2,111,720
44,800	SBS Technologies, Inc.*	542,976
118,200	Synaptics, Inc.*	2,823,798

		8,729,995

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Constructions & Engineering – 0.4%
42,700	Washington Group International, Inc.*	$1,868,125

Construction Materials – 0.4%
24,200	Texas Industries, Inc.	1,614,140

Distributors – 1.5%
145,000	Handleman Co.	2,988,450
109,600	WESCO International, Inc.*	3,937,928

		6,926,378

Diversified Financials – 2.0%
121,900	AmeriCredit Corp.*	2,871,964
26,100	Cash America International, Inc.	757,161
75,000	CompuCredit Corp.*	2,244,000
31,700	Credit Acceptance Corp.*	724,345
19,200	Jackson Hewitt Tax Services, Inc.	398,784
33,100	Nuveen Investments	1,350,480
21,000	Portfolio Recovery Associates, Inc.*	792,540

		9,139,274

Diversified Telecommunication Services – 0.4%
29,800	Commonwealth Telephone Enterprises, Inc.*	1,418,480
82,600	Time Warner Telecom, Inc.*	332,878

		1,751,358

Electric Utilities – 1.7%
44,900	NRG Energy, Inc.*	1,729,099
46,750	PNM Resources, Inc.	1,226,720
512,400	Sierra Pacific Resources*(a)	5,113,752

		8,069,571

Electrical Equipment – 1.6%
21,600	Acuity Brands, Inc.	597,240
29,100	Brady Corp.	1,007,442
10,300	Energizer Holdings, Inc.*	610,069
16,100	II-VI, Inc.*	628,061
71,400	Paxar Corp.*	1,672,902
22,200	Regal Beloit Corp.	684,648
13,500	The Genlyte Group, Inc.*	1,212,570
11,000	Woodward Governor Co.	805,090

		7,218,022

Electronic Equipment & Instruments – 4.4%
182,700	Anixter International, Inc.*	6,858,558
29,700	BEI Technologies, Inc.	814,671
50,300	Coherent, Inc.*	1,526,605
59,300	Exar Corp.*	837,909
99,200	Ingram Micro, Inc.*	1,777,664
34,900	Littelfuse, Inc.*	1,134,948
49,700	Methode Electronics, Inc.	556,143
37,700	Plexus Corp.*	399,620
14,900	Rofin-Sinar Technologies, Inc.*	546,085
227,400	Taser International, Inc.*(a)	2,958,474
88,500	Teledyne Technologies, Inc.*	2,706,330
38,400	TTM Technologies, Inc.*	413,568

		20,530,575

Energy Equipment & Services – 3.5%
26,800	Cal Dive International, Inc.*	1,360,904
38,000	Dril-Quip, Inc.*	1,178,000
19,400	Hornbeck Offshore Services, Inc.*	449,498
25,600	RPC, Inc.	668,160
13,700	SEACOR Holdings, Inc.*	862,415
42,400	Superior Energy Services, Inc.*	813,232
12,800	Unit Corp.*	585,984
94,900	Universal Compression Holdings, Inc.*	3,606,200
253,500	Veritas DGC, Inc.*	6,874,920

		16,399,313

Food & Drug Retailing – 2.2%
59,850	Flowers Foods, Inc.	1,795,500
140,700	Longs Drug Stores Corp.	3,831,261
77,100	Pathmark Stores, Inc.*	383,187
375,600	Terra Industries, Inc.*(a)	3,072,408
90,700	The Great Atlantic & Pacific Tea Co., Inc.*(a)	1,008,584

		10,090,940

Food Products – 2.2%
52,000	Corn Products International, Inc.	1,454,440
116,100	Pilgrim’s Pride Corp.(a)	4,409,478
102,600	USANA Health Sciences, Inc.*(a)	4,567,752

		10,431,670

Gas Utilities – 0.2%
7,900	Energen Corp.	509,550
18,600	WGL Holdings, Inc.	571,020

		1,080,570

Healthcare Equipment & Supplies – 3.9%
11,100	Advanced Medical Optics, Inc.*	421,245
33,400	American Medical Systems Holdings, Inc.*	1,322,640
38,400	Applera Corp. – Applied Biosystems Group	788,736
10,300	Bio-Rad Laboratories, Inc.*	503,773
23,100	Biosite, Inc.*(a)	1,338,414
19,100	Cytyc Corp.*	435,480
36,400	Dade Behring Holdings, Inc.*	2,282,644
10,500	Edwards Lifesciences Corp.*	451,605
70,800	Haemonetics Corp.*	2,936,784
108,500	Immucor, Inc.*	3,222,993
14,300	Kensey Nash Corp.*(a)	463,177
61,800	Molecular Devices Corp.*	1,283,586
28,600	Noven Pharmaceuticals, Inc.*	472,472
28,345	Nutraceutical International Corp.*	456,921
19,100	Ventana Medical Systems, Inc.*	1,284,093
26,100	Viasys Healthcare, Inc.*	540,009

		18,204,572

Healthcare Providers & Services – 3.8%
43,000	Apria Healthcare Group, Inc.*	1,395,780
44,800	Centene Corp.*	1,494,528
116,300	First Horizon Pharmaceutical Corp.*	1,911,972

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments (continued)
February 28, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Healthcare Providers & Services – (continued)
12,900	Genesis HealthCare Corp.*	$531,222
139,300	Kindred Healthcare, Inc.*	4,555,110
58,800	PacifiCare Health Systems, Inc.*	3,732,624
57,930	PSS World Medical, Inc.*	704,429
37,800	Sierra Health Services, Inc.*	2,326,968
166,200	Stewart Enterprises, Inc.*	1,053,708

		17,706,341

Hotels, Restaurants & Leisure – 3.4%
32,600	Aztar Corp.*	968,546
81,400	CEC Entertainment, Inc.*	3,150,180
65,900	Choice Hotels International, Inc.	3,896,667
160,400	CKE Restaurants, Inc.*	2,476,576
18,500	GTECH Holdings Corp.	431,975
17,100	Jack in the Box, Inc.*	613,890
70,100	Landry’s Restaurants, Inc.	2,029,395
28,888	Lone Star Steakhouse & Saloon, Inc.	768,421
48,700	Papa John’s International, Inc.*(a)	1,674,793

		16,010,443

Household Durables – 2.5%
217,200	American Greetings Corp.	5,349,636
101,400	Applica, Inc.*	524,238
60,500	Kimball International, Inc. Class B	864,545
46,400	The Toro Co.	4,023,344
20,500	The Yankee Candle Co., Inc.	634,680
16,300	Universal Electronics, Inc.*	277,426

		11,673,869

Insurance – 3.5%
23,300	AmerUs Group Co.	1,121,429
21,900	Argonaut Group, Inc.*	514,431
13,681	FBL Financial Group, Inc.	374,175
124,400	LandAmerica Financial Group, Inc.	6,809,656
21,400	Reinsurance Group of America, Inc.	976,910
120,900	Stewart Information Services Corp.	4,834,791
33,200	Zenith National Insurance Corp.	1,680,916

		16,312,308

Internet & Catalog Retail – 0.6%
87,050	Coldwater Creek, Inc.*(a)	2,412,155
30,400	J. Jill Group, Inc.*	439,280

		2,851,435

Internet Software & Services – 3.7%
34,700	Digital River, Inc.*	1,045,511
60,700	DoubleClick, Inc.*	472,853
52,700	FileNET Corp.*	1,234,234
141,200	InfoSpace, Inc.*	5,854,152
42,000	McAfee, Inc.*	971,460
50,100	S1 Corp.*	384,768
122,600	Websense, Inc.*	7,337,610

		17,300,588

IT Consulting & Services – 0.7%
54,000	Agilysys, Inc.	1,018,440
106,300	BearingPoint, Inc.*	835,518
81,300	Keane, Inc.*	1,076,412
20,500	TNS, Inc.*	403,850

		3,334,220

Leisure Equipment & Products – 0.8%
49,800	Polaris Industries, Inc.	3,475,542

Machinery – 1.6%
41,500	Blount International, Inc.*	710,895
14,800	Ceradyne, Inc.*	445,480
35,600	NACCO Industries, Inc.	3,958,720
11,300	Reliance Steel & Aluminum Corp.	516,410
56,900	Stewart & Stevenson Services, Inc.	1,218,798
8,300	The Middleby Corp.*	447,370

		7,297,673

Marine – 0.2%
12,600	Overseas Shipholding Group, Inc.	820,512

Media – 0.8%
42,000	Cumulus Media, Inc.*	594,300
47,822	Hearst-Argyle Television, Inc.	1,175,943
57,600	Insight Communications Co., Inc.*	547,200
23,000	Journal Communications, Inc.	379,040
86	Pulitzer, Inc.	5,476
15,500	The Liberty Corp.	678,125
34,400	World Wrestling Entertainment, Inc.	435,504

		3,815,588

Metals & Mining – 4.3%
47,200	Carpenter Technology Corp.	3,191,664
188,000	Commercial Metals Co.	6,542,400
56,820	Metals USA, Inc.*	1,384,703
69,150	Quanex Corp.	4,069,478
31,800	RTI International Metals, Inc.*	861,780
101,800	Ryerson Tull, Inc.(a)	1,460,830
9,400	Southern Peru Copper Corp.(a)	591,354
119,500	USEC, Inc.	1,768,600

		19,870,809

Multi-Utilities – 0.4%
92,400	Avista Corp.	1,685,376

Multiline Retail – 1.3%
49,500	Dillard’s, Inc.	1,153,350
199,700	ShopKo Stores, Inc.*	3,496,747
71,500	Stein Mart, Inc.*	1,487,915

		6,138,012

Oil & Gas – 3.6%
88,400	Cimarex Energy Co.*(a)	3,595,228
33,600	Giant Industries, Inc.*	1,063,776
34,100	Petroleum Development Corp.*	1,494,944
49,500	Stone Energy Corp.*	2,486,385
38,900	Swift Energy Co.*	1,057,691

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Oil & Gas – (continued)
13,700	Tesoro Petroleum Corp.*	$505,941
114,700	The Houston Exploration Co.*	6,641,130

		16,845,095

Paper & Forest Products – 0.1%
28,200	Chesapeake Corp.	604,890

Personal Products – 0.2%
50,000	Nu Skin Enterprises, Inc.	1,116,500

Pharmaceuticals – 0.4%
79,600	Alpharma,Inc.	1,044,352
42,868	Perrigo Co.	753,191

		1,797,543

Real Estate – 7.9%
80,600	American Home Mortgage Investment Corp.	2,510,690
44,400	Annaly Mortgage Management, Inc.(a)	850,260
65,700	Bedford Property Investors, Inc.	1,531,467
24,200	Brookfield Homes Corp.	1,011,802
114,200	Commercial Net Lease Realty, Inc.	2,154,954
11,700	Corrections Corp. of America*	440,388
86,600	Cousins Properties, Inc.	2,349,458
41,700	FelCor Lodging Trust, Inc.*	522,918
70,700	Glenborough Realty Trust, Inc.	1,394,911
22,200	Heritage Property Investment Trust	680,430
17,300	Highwoods Properties, Inc.	446,167
247,000	HRPT Properties Trust	3,131,960
27,500	Jones Lang Lasalle, Inc.*	1,181,675
312,700	La Quinta Corp.*	2,892,475
224,600	MFA Mortgage Investments, Inc.	1,897,870
76,800	National Health Investors, Inc.	1,995,264
65,132	New Century Financial Corp.	3,303,495
29,500	Newcastle Investment Corp.	909,780
29,000	PS Business Parks, Inc.	1,203,500
40,100	Realty Income Corp.	943,152
46,900	Saxon Capital, Inc.	842,324
193,300	Senior Housing Properties Trust	3,463,936
23,700	SL Green Realty Corp.	1,336,206

		36,995,082

Road & Rail – 0.7%
70,900	Dollar Thrifty Automotive Group, Inc.*	2,185,847
19,000	GATX Corp.	569,620
21,000	Laidlaw International, Inc.*	483,000

		3,238,467

Semiconductor Equipment & Products – 1.8%
161,200	Adaptec, Inc.*	876,928
170,800	Cirrus Logic, Inc.*	799,344
24,100	Cohu, Inc.	439,343
103,800	Cree, Inc.*	2,441,376
16,900	Diodes, Inc.*	434,499
82,100	MEMC Electronic Materials, Inc.*	1,065,658
25,800	Photronics, Inc.*	479,364
169,500	Silicon Image, Inc.*	1,952,640

		8,489,152

Software – 2.1%
49,400	ANSYS, Inc.*	1,776,424
69,100	Aspen Technology, Inc.*(a)	366,230
115,400	Entrust, Inc.*	466,216
8,800	Kronos, Inc.*	491,392
29,800	Quest Software, Inc.*	404,386
226,400	SeaChange International, Inc.*(a)	3,135,640
55,300	SS&C Technologies, Inc.	1,333,836
39,800	TIBCO Software, Inc.*	388,448
62,889	Tradestation Group, Inc.*(a)	422,614
40,500	Witness Systems, Inc.*	757,755

		9,542,941

Specialty Retail – 2.4%
16,800	Building Materials Holding Corp.	775,152
71,400	Charming Shoppes, Inc.*	550,494
44,057	Circuit City Stores, Inc.	688,611
92,500	Movie Gallery, Inc.	2,112,700
99,100	Payless ShoeSource, Inc.*	1,161,452
118,800	Stage Stores, Inc.*	4,580,928
19,400	The Men’s Wearhouse, Inc.*	682,298
41,300	United Rentals, Inc.*	781,396

		11,333,031

Textiles & Apparel – 0.5%
31,000	Guess?, Inc.*	456,940
93,200	Skechers U.S.A., Inc.*	1,424,096
25,950	Wolverine World Wide, Inc.	577,388

		2,458,424

Wireless Telecommunication Services – 0.4%
35,900	United States Cellular Corp.*	1,795,000

TOTAL COMMON STOCKS
(Cost $401,849,885)		$458,103,637

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 0.6%

Joint Repurchase Agreement Account II
$2,800,000	2.64%	03/01/2005	$2,800,000
Maturity Value: $2,800,206 (Cost $2,800,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $404,649,885)			$460,903,637

The accompanying notes are an integral part of these financial statements.

Statement of Investments (continued)
February 28, 2005 (Unaudited)

 GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Shares	Description	Value
Securities Lending Collateral – 9.9%

46,208,725	Boston Global Investment Trust – Enhanced Portfolio	$46,208,725
(Cost $46,208,725)

TOTAL INVESTMENTS – 108.9%
(Cost $450,858,610)		$507,112,362

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on February 28, 2005.

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account II — At February 28, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $2,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,900,000,000	2.64%	03/01/2005	$1,900,139,333

Barclays Capital PLC	2,500,000,000	2.65	03/01/2005	2,500,184,028

Greenwich Capital Markets	400,000,000	2.65	03/01/2005	400,029,444

J.P. Morgan Securities, Inc.	697,000,000	2.65	03/01/2005	697,051,307

Morgan Stanley & Co.	1,500,000,000	2.64	03/01/2005	1,500,110,000

UBS Securities LLC	800,000,000	2.64	03/01/2005	800,058,667

Westdeutsche Landesbank AG	500,000,000	2.64	03/01/2005	500,036,667

TOTAL	$8,297,000,000			$8,297,609,446

At February 28, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 0.00% to 2.38%, due 03/01/2005 to 10/02/2006; Federal Home Loan Bank, 0.00% to 7.63%, due 02/15/2006 to 11/14/2014; Federal Home Loan Mortgage Association, 0.00% to 12.00%, due 04/04/2005 to 03/01/2035; Federal National Mortgage Association, 0.00% to 9.50%, due 03/22/2005 to 03/01/2035 and Government National Mortgage Association, 4.50% to 5.50%, due 09/15/2019 to 11/15/2033.

Futures Contracts — At February 28, 2005, the following futures contracts were open:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Gain

Russell 2000 Index	97	March 2005	$6,156,105	$5,869

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Statement of Investments

February 28, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 95.8%

Aerospace & Defense – 3.3%
136,800	Northrop Grumman Corp.	$7,236,720
58,000	Raytheon Co.	2,217,920
74,700	The Boeing Co.	4,106,259

		13,560,899

Air Freight & Couriers – 0.5%
21,700	FedEx Corp.	2,121,826

Airlines – 0.1%
13,200	Alaska Air Group, Inc.*	374,352

Automobiles – 1.7%
558,600	Ford Motor Co.(a)	7,066,290

Banks – 9.6%
392,998	Bank of America Corp.	18,333,357
106,800	Bank of Hawaii Corp.	4,861,536
5,800	Golden West Financial Corp.	358,962
53,200	KeyCorp	1,755,600
62,500	Regions Financial Corp.	2,016,250
12,300	U.S. Bancorp.	365,925
78,700	UnionBanCal Corp.	4,871,530
88,100	Wachovia Corp.	4,670,181
39,600	Washington Mutual, Inc.	1,661,616
12,500	Wells Fargo & Co.	742,250

		39,637,207

Beverages – 0.2%
11,900	Molson Coors Brewing Co. Class B(a)	827,407

Biotechnology – 1.0%
92,400	Biogen Idec, Inc.*	3,571,260
11,500	ImClone Systems, Inc.*	508,990

		4,080,250

Chemicals – 2.5%
125,800	Monsanto Co.	7,394,524
63,800	The Lubrizol Corp.	2,719,794

		10,114,318

Commercial Services & Supplies – 1.6%
248,600	Cendant Corp.	5,499,032
24,300	Republic Services, Inc.	770,553
9,200	The Brink’s Co.	318,872

		6,588,457

Communications Equipment – 0.7%
186,900	Motorola, Inc.	2,926,854

Computers & Peripherals – 2.1%
147,800	Dell, Inc.*	5,925,302
29,400	International Business Machines Corp.	2,721,852

		8,647,154

Construction Materials – 0.1%
6,400	Lafarge North America, Inc.	393,216

Diversified Financials – 11.9%
53,900	AmeriCredit Corp.*	$1,269,884
198,000	Citigroup, Inc.	9,448,560
44,100	E-Trade Financial Corp.*	585,207
110,200	Freddie Mac	6,832,400
377,500	J.P. Morgan Chase & Co.	13,797,625
123,300	Merrill Lynch & Co., Inc.	7,222,914
69,900	Moody’s Corp.	5,865,309
12,900	Principal Financial, Inc.	503,358
37,000	The Bear Stearns Companies, Inc.	3,681,500

		49,206,757

Diversified Telecommunication Services – 5.3%
27,400	ALLTEL Corp.	1,567,280
48,200	AT&T Corp.	936,526
172,700	CenturyTel, Inc.	5,809,628
47,800	MCI, Inc.(a)	1,087,450
71,800	Sprint Corp.	1,700,224
295,278	Verizon Communications, Inc.	10,621,150

		21,722,258

Electric Utilities – 4.9%
18,200	Constellation Energy Group, Inc.	936,754
207,100	Edison International	6,726,608
17,500	Energy East Corp.	450,100
154,500	Northeast Utilities	2,884,515
58,900	NRG Energy, Inc.*	2,268,239
171,900	PG&E Corp.	6,047,442
10,200	TXU Corp.	777,750

		20,091,408

Electrical Equipment – 0.5%
12,400	Energizer Holdings, Inc.*	734,452
23,900	Rockwell Automation, Inc.	1,485,385

		2,219,837

Electronic Equipment & Instruments – 0.1%
28,500	Ingram Micro, Inc.*	510,720

Food & Drug Retailing – 0.1%
11,500	SUPERVALU, Inc.	365,355

Food Products – 3.2%
195,300	Archer-Daniels-Midland Co.	4,706,730
62,700	Pilgrim’s Pride Corp.	2,381,346
350,192	Tyson Foods, Inc.	5,960,268

		13,048,344

Healthcare Providers & Services – 0.1%
12,500	Accredo Health, Inc.*	532,750

Hotels, Restaurants & Leisure – 0.2%
27,800	GTECH Holdings Corp.	649,130

Household Durables – 1.5%
55,800	Harman International Industries, Inc.	6,259,086

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Statement of Investments (continued)
February 28, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Industrial Conglomerates – 4.0%
448,700	General Electric Co.	$15,794,240
9,100	Reynolds American, Inc.	745,745

		16,539,985

Insurance – 6.7%
23,500	Ambac Financial Group, Inc.	1,827,830
9,700	AmerUs Group Co.	466,861
9,400	Cincinnati Financial Corp.	420,462
12,900	CNA Financial Corp.*	371,133
97,600	Loews Corp.	6,956,928
106,200	MBIA, Inc.	6,223,320
8,500	MetLife, Inc.	348,840
8,800	Nationwide Financial Services, Inc.	323,840
23,000	Old Republic International Corp.	551,770
8,900	Protective Life Corp.	355,644
141,800	Prudential Financial, Inc.	8,082,600
30,700	The Allstate Corp.	1,647,976

		27,577,204

IT Consulting & Services – 0.2%
15,600	Computer Sciences Corp.*	721,188

Media – 5.1%
16,600	Catalina Marketing Corp.	447,370
62,000	Hearst-Argyle Television, Inc.	1,524,580
409,000	Liberty Media Corp.*	4,147,260
60,000	Liberty Media International, Inc.*	2,593,800
185,900	News Corp.	3,093,376
13,300	The Walt Disney Co.	371,602
28,900	Time Warner, Inc.*	497,947
240,200	Viacom, Inc. Class B	8,382,980

		21,058,915

Metals & Mining – 1.3%
78,700	Nucor Corp.	4,906,158
8,400	Southern Peru Copper Corp.(a)	528,444

		5,434,602

Multiline Retail – 0.5%
41,400	Dillard’s, Inc.	964,620
10,000	Kmart Holding Corp.*(a)	974,700

		1,939,320

Oil & Gas – 14.6%
84,900	Anadarko Petroleum Corp.	6,525,414
158,100	Burlington Resources, Inc.	7,846,503
22,734	ChevronTexaco Corp.	1,411,327
52,000	ConocoPhillips	5,766,280
161,900	Devon Energy Corp.	7,575,301
9,100	Equitable Resources, Inc.	540,085
298,860	Exxon Mobil Corp.	18,920,826
60,200	Occidental Petroleum Corp.	4,230,254
30,500	Premcor, Inc.	1,673,840
24,700	Sunoco, Inc.	2,447,770
74,700	XTO Energy, Inc.	3,400,344

		60,337,944

Paper & Forest Products – 0.1%
15,300	Louisiana-Pacific Corp.	401,931

Pharmaceuticals – 2.9%
8,000	Abbott Laboratories	367,920
95,900	Johnson & Johnson	6,291,040
204,400	Pfizer, Inc.	5,373,676

		12,032,636

Real Estate – 2.8%
219,200	Equity Office Properties Trust	6,613,264
32,000	HRPT Properties Trust	405,760
39,100	Plum Creek Timber Co., Inc.	1,468,205
59,500	ProLogis	2,365,720
11,100	SL Green Realty Corp.	625,818

		11,478,767

Road & Rail – 2.1%
95,900	Burlington Northern Santa Fe Corp.	4,820,893
15,600	J.B. Hunt Transportation Services, Inc.	736,164
88,600	Norfolk Southern Corp.	3,179,854

		8,736,911

Semiconductor Equipment & Products – 0.9%
157,900	Intel Corp.	3,786,442

Software – 1.1%
152,000	Autodesk, Inc.	4,517,440

Specialty Retail – 0.6%
86,200	AutoNation, Inc.*	1,683,486
19,208	Circuit City Stores, Inc.	300,221
29,200	Toys “R” Us, Inc.*	667,804

		2,651,511

Tobacco – 1.3%
33,700	Altria Group, Inc.	2,212,405
54,400	UST, Inc.	2,972,960

		5,185,365

Wireless Telecommunication Services – 0.4%
32,600	United States Cellular Corp.*	1,630,000

TOTAL COMMON STOCKS
(Cost $353,925,624)		$394,974,036

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 3.7%

Joint Repurchase Agreement Account II
$15,300,000	2.64%	03/01/2005	$15,300,000
Maturity Value: $15,301,124
(Cost $15,300,000)

TOTAL INVESTMENTS BEFORE SECURITIES
LENDING COLLATERAL
(Cost $369,225,624)			$410,274,036

Shares	Description	Value
Securities Lending Collateral – 1.8%

7,245,675	Boston Global Investment Trust – Enhanced Portfolio	$7,245,675
(Cost $7,245,675)

TOTAL INVESTMENTS – 101.3%
(Cost $376,471,299)		$417,519,711

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on February 28, 2005.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Statement of Investments (continued)
February 28, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account II — At February 28, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $15,300,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,900,000,000	2.64%	03/01/2005	$1,900,139,333

Barclays Capital PLC	2,500,000,000	2.65	03/01/2005	2,500,184,028

Greenwich Capital Markets	400,000,000	2.65	03/01/2005	400,029,444

J.P. Morgan Securities, Inc.	697,000,000	2.65	03/01/2005	697,051,307

Morgan Stanley & Co.	1,500,000,000	2.64	03/01/2005	1,500,110,000

UBS Securities LLC	800,000,000	2.64	03/01/2005	800,058,667

Westdeutsche Landesbank AG	500,000,000	2.64	03/01/2005	500,036,667

TOTAL	$8,297,000,000			$8,297,609,446

At February 28, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 0.00% to 2.38%, due 03/01/2005 to 10/02/2006; Federal Home Loan Bank, 0.00% to 7.63%, due 02/15/2006 to 11/14/2014; Federal Home Loan Mortgage Association, 0.00% to 12.00%, due 04/04/2005 to 03/01/2035; Federal National Mortgage Association, 0.00% to 9.50%, due 03/22/2005 to 03/01/2035 and Government National Mortgage Association, 4.50% to 5.50%, due 09/15/2019 to 11/15/2033.

Futures Contracts — At February 28, 2005, the following futures contracts were open:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

S&P Mini 500 Index	285	March 2005	$17,158,425	$63,718

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments

February 28, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 96.6%

Australia – 2.3%
37,723	Aristocrat Leisure Ltd.(a) (Leisure & Tourism)	$321,126
5,600	Australia & New Zealand Banking Group Ltd. (Banking)	94,561
543,559	Axa Asia Pacific Holdings Ltd. (Insurance)	1,838,992
205,810	BHP Billiton Ltd. (Energy Sources)	3,152,403
143,743	BlueScope Steel Ltd. (Metals-Steel)	1,100,982
122,828	Brambles Industries Ltd.(a) (Business & Public Services)	771,814
218,686	Coles Myer Ltd. (Merchandising)	1,655,257
14,496	Commonwealth Bank of Australia (Banking)	415,231
34,432	CSR Ltd. (Building Materials & Components)	65,715
1,204,591	Db RREEF Trust (Real Estate)	1,213,844
163,362	General Property Trust (Real Estate)	474,587
288,776	Insurance Australia Group Ltd. (Insurance)	1,462,066
78,255	Lend Lease Corp., Ltd. (Real Estate)	767,898
21,566	Qantas Airways Ltd. (Transportation – Airlines)	61,930
51,673	Rinker Group Ltd. (Building Materials & Components)	465,458
152,536	Santos Ltd. (Energy Sources)	1,086,776
53,823	Suncorp-Metway Ltd. (Financial Services)	804,326
193,580	Telstra Corp. Ltd. (Telecommunications)	807,736
134	Westfield Group (Real Estate)	1,787
87,477	Westpac Banking Corp. (Banking)	1,321,277
17,384	Woolworths Ltd. (Merchandising)	214,424

		18,098,190

Austria – 3.6%
83,800	Bank Austria Creditanstalt (Banking)	8,168,955
10,927	Boehler-Uddeholm AG(a) (Metals-Steel)	1,649,036
17,787	Erste Bank der oesterreichischen Sparkassen AG (Banking)	971,325
1,664	Flughafen Wien AG (Business & Public Services)	129,518
417	Mayr-Melnhof Karton AG (Forestry & Paper Products)	74,233
6,031	Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (Utilities – Electrical & Gas)	1,435,410
16,112	OMV AG (Energy Sources)	5,590,297
221,782	Telekom Austria AG (Telecommunications)	4,411,685
5,212	VA Technologie AG* (Machinery & Engineering)	435,217
65,506	voestalpine AG (Metals-Steel)	5,464,591

		28,330,267

Belgium – 5.4%
2,769	Bekaert NV (Industrial Components)	235,181
6,102	Compagnie Maritime Belge SA (Transportation – Shipping)	236,219
193,817	Delhaize Group(a) (Merchandising)	15,289,009
47,106	Dexia(a) (Banking)	1,119,156
916,907	Fortis(a) (Financial Services)	25,824,390
458	S.A. D’ Ieteren NV (Wholesale and International Trade)	104,209

		42,808,164

France – 7.5%
93,180	BNP Paribas SA (Banking)	6,766,267
57,714	Bouygues SA (Telecommunications)	2,502,715
134,298	Compagnie de Saint-Gobain (Building Materials & Components)	8,309,880
306,494	European Aeronautic Defense & Space Co. (Aerospace & Military Technology)	9,636,241
10,360	Lafarge SA (Building Materials & Components)	1,079,849
154,967	PSA Peugeot Citroen (Automobiles)	10,152,246
1,339	Societe BIC SA (Business & Public Services)	74,992
63,486	Sodexho Alliance SA(a) (Leisure & Tourism)	2,032,508
151,028	Suez SA(a) (Business & Public Services)	4,089,515
151,901	Thomson (Appliances & Household Durables)	4,118,870
33,766	Total SA(a) (Energy Sources)	8,040,211
68,362	Vivendi Universal SA* (Broadcasting & Publishing)	2,159,749

		58,963,043

Germany – 11.3%
97,753	BASF AG(a) (Chemicals)	7,345,101
10,655	Continental AG (Industrial Components)	792,221
251,291	Deutsche Telekom AG* (Telecommunications)	5,278,371
255,101	E.On AG (Utilities – Electrical & Gas)	23,041,147
84,724	Fresenius Medical Care AG(a) (Health & Personal Care)	7,616,500
147,343	Merck KGaA (Health & Personal Care)	11,384,341

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)
February 28, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Germany – (continued)
157,896	Schering AG (Health & Personal Care)	$11,584,808
528,210	ThyssenKrupp AG(a) (Metals-Steel)	12,197,193
371,035	TUI AG*(a) (Leisure & Tourism)	9,714,270

		88,953,952

Greece – 0.2%
18,383	EFG Eurobank Ergasias (Banking)	652,343
39,055	Hellenic Telecommunications Organization SA (OTE) (Telecommunications)	754,655
25,430	Intracom SA (Telecommunications)	159,569

		1,566,567

Hong Kong – 2.2%
940,500	Boc Hong Kong Holdings Ltd. (Banking)	1,787,549
115,000	Cathay Pacific Airways Ltd. (Transportation – Airlines)	211,831
325,000	CLP Holdings Ltd. (Utilities – Electrical & Gas)	1,855,760
15,500	Esprit Holdings Ltd. (Merchandising)	110,593
1,554,000	Giordano International Ltd. (Merchandising)	1,025,044
343,500	Hong Kong Electric Holdings Ltd. (Utilities – Electrical & Gas)	1,566,670
241,000	Hutchison Whampoa Ltd. (Multi-Industry)	2,170,088
302,000	Orient Overseas International Ltd. (Transportation – Shipping)	1,296,285
296,000	Shangri-La Asia Ltd. (Leisure & Tourism)	447,779
212,500	SmarTone Telecommunications Holdings Ltd. (Telecommunications)	245,016
28,000	Sun Hung Kai Properties Ltd. (Real Estate)	260,078
339,500	Swire Pacific Ltd. Series A (Real Estate)	2,773,568
990,000	The Wharf (Holdings) Ltd. (Real Estate)	3,357,721

		17,107,982

Italy – 0.8%
102,648	Banca Intesa S.p.A. (Banking)	502,612
98,888	Benetton Group S.p.A.(a) (Textiles & Apparel)	1,218,343
41,363	Eni S.p.A. (Energy Sources)	1,082,255
547,294	Finmeccanica S.p.A. (Aerospace & Military Technology)	561,803
19,259	Intesa Banca S.p.A.(a) (Banking)	85,446
69,180	Italcementi S.p.A. (Building Materials & Components)	1,224,981
507,500	Telecom Italia S.p.A. (Telecommunications)	1,603,359

		6,278,799

Japan – 26.8%
42,800	Aderans Co., Ltd. (Health & Personal Care)	1,013,936
62,600	Aisin Seiki Co., Ltd. (Industrial Components)	1,413,163
202,000	Alps Electric Co., Ltd. (Electronic Components & Instruments)	3,093,182
28,000	Amano Corp. (Machinery & Engineering)	308,430
124,300	Aoyama Trading Co., Ltd. (Merchandising)	3,283,911
223,000	Asahi Kasei Corp. (Chemicals)	1,183,953
29,600	Autobacs Seven Co., Ltd.(a) (Merchandising)	952,692
10,600	Capcom Co., Ltd.(a) (Business & Public Services)	106,533
142,300	Citizen Watch Co., Ltd. (Electronic Components & Instruments)	1,313,953
11,300	Coca-Cola West Japan Co., Ltd. (Beverages & Tobacco)	263,742
37,000	Comsys Holdings Corp. (Construction & Housing)	351,255
311,000	Dai Nippon Printing Co., Ltd. (Business & Public Services)	5,251,289
387,400	Daiichi Pharmaceutical Co., Ltd. (Health & Personal Care)	10,012,944
461	East Japan Railway Co. (Transportation – Road & Rail)	2,460,427
170,000	Fuji Electric Holdings Co., Ltd. (Machinery & Engineering)	525,962
309,300	Fuji Photo Film Co., Ltd. (Recreation and Other Consumer Goods)	11,711,615
5,300	Fuji Soft ABC, Inc. (Business & Public Services)	164,609
1,505,000	Fujitsu Ltd. (Data Processing & Reproduction)	9,895,080
431,000	Hankyu Department Stores, Inc.(a) (Merchandising)	3,159,257
30,100	Hitachi Chemical Co., Ltd. (Chemicals)	522,170
3,108,000	Hitachi Ltd. (Electronic Components & Instruments)	19,713,431
73,500	Hokkaido Electric Power Co., Inc. (Utilities – Electrical & Gas)	1,488,736
149,600	Honda Motor Co., Ltd. (Automobiles)	8,045,924
20,600	Ito-Yokado Co., Ltd. (Merchandising)	850,940

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Japan – (continued)
41	Japan Retail Fund Investment Corp. (Real Estate)	$320,542
23	Japan Tobacco, Inc. (Beverages & Tobacco)	250,716
6,000	Kao Corp. (Food & Household Products)	142,635
54,000	Kinden Corp. (Construction & Housing)	414,617
211,000	Kirin Brewery Co., Ltd. (Beverages & Tobacco)	2,150,616
173,000	Kuraray Co., Ltd. (Chemicals)	1,579,384
86,000	Kyowa Hakko Kogyo Co. Ltd. (Health & Personal Care)	658,003
135,500	Kyushu Electric Power Co., Inc. (Utilities – Electrical & Gas)	2,942,950
193,000	Makita Corp.(a) (Appliances & Household Durables)	3,694,031
36,000	Marubeni Corp. (Wholesale and International Trade)	115,502
1,072,000	Matsushita Electric Industrial Co., Ltd. (Appliances & Household Durables)	16,066,679
224,000	Mitsubishi Chemical Corp. (Chemicals)	759,994
20,500	Mitsubishi Corp. (Wholesale and International Trade)	278,983
1,328,000	Mitsubishi Electric Corp. (Electrical & Electronics)	6,971,889
356	Mitsubishi Tokyo Financial Group, Inc. (Banking)	3,268,653
144,000	Mitsui O.S.K. Lines Ltd. (Transportation – Shipping)	988,679
7,000	Mitsui Sumitomo Insurance Co. Ltd. (Insurance)	62,533
163,000	Mitsui Trust Holdings, Inc. (Banking)	1,728,918
444	Mizuho Financial Group, Inc. (Banking)	2,162,953
318,200	Namco Ltd. (Business & Public Services)	4,377,259
8	Nippon Building Fund, Inc. (Real Estate)	67,413
108,000	Nippon Oil Corp. (Energy Sources)	805,460
128,000	Nippon Shokubai Co., Ltd. (Chemicals)	1,191,228
2,818	Nippon Telephone & Telegraph Corp. (Telecommunications)	12,266,434
89,000	Nisshin Seifun Group, Inc. (Food & Household Products)	975,603
664,000	Nisshin Steel Co., Ltd. (Metals-Steel)	1,840,651
139,000	NSK Ltd. (Machinery & Engineering)	735,912
16,100	Orix Corp. (Financial Services)	2,091,644
198,500	Sankyo Co., Ltd. (Health & Personal Care)	4,502,226
472,000	Seino Transportation Co., Ltd. (Transportation – Road & Rail)	4,554,333
1,571,000	Sompo Japan Insurance, Inc. (Insurance)	16,730,078
21,800	Sony Corp. (Appliances & Household Durables)	828,206
356,000	Sumitomo Electric Industries Ltd. (Metals-Non Ferrous)	3,933,474
51,000	Sumitomo Heavy Industries Ltd.* (Machinery & Engineering)	224,539
47	Sumitomo Mitsui Financial Group, Inc. (Banking)	326,621
286,000	Teijin Ltd. (Chemicals)	1,189,284
214,000	The Bank of Fukuoka Ltd.(a) (Banking)	1,298,474
419,000	The Bank of Yokohama Ltd.* (Banking)	2,593,762
59,000	Tokyu Land Corp. (Real Estate)	250,437
478,000	Toppan Printing Co., Ltd. (Business & Public Services)	5,081,875
505,500	Toyo Seikan Kaisha Ltd. (Misc. Materials & Commodities)	8,872,149
89,900	Toyota Motor Corp. (Automobiles)	3,497,234
323	UFJ Holdings, Inc.* (Banking)	1,787,378
37,000	UNY Co., Ltd. (Merchandising)	438,399

		212,105,484

Netherlands – 7.4%
1,620,397	Aegon NV (Insurance)	23,368,009
14,918	Akzo Nobel NV (Chemicals)	673,239
9,464	Corio NV (Real Estate)	526,865
386,543	ING Groep NV (Financial Services)	11,889,859
102,385	Koninklijke (Royal) KPN NV (Telecommunications)	989,754
107,508	Oce NV (Electronic Components & Instruments)	1,780,024
14,337	Rodamco Europe NV (Real Estate)	1,155,225
281,525	Royal Dutch Petroleum Co. (Energy Sources)	17,775,827

		58,158,802

Norway – 3.6%
112,660	Norsk Hydro ASA(a) (Energy Sources)	9,740,777
318,850	Orkla ASA (Food & Household Products)	11,613,092
11,200	Storebrand ASA (Insurance)	110,298
777,600	Telenor ASA (Telecommunications)	7,168,092

		28,632,259

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)
February 28, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Singapore – 2.5%
24,000	Allgreen Properties Ltd. (Real Estate)	$16,409
317,500	Ascendas Real Estate Investment Trust (Real Estate)	387,283
1,583,000	Capitaland Ltd. (Real Estate)	2,419,985
52,000	CapitaMall Trust (Real Estate)	64,705
71,000	Chartered Semiconductor Manufacturing Ltd.* (Electronic Components & Instruments)	47,803
213,000	ComfortDelGro Corp., Ltd. (Transportation – Road & Rail)	218,601
45,250	Creative Technology Ltd. (Electronic Components & Instruments)	527,598
88,000	Cycle & Carriage Ltd. (Wholesale and International Trade)	631,478
568,000	Datacraft Asia Ltd.* (Telecommunications)	591,293
502,000	DBS Group Holdings Ltd. (Banking)	4,592,256
122,500	Fraser & Neave Ltd. (Beverages & Tobacco)	1,188,428
261,800	Keppel Corp., Ltd. (Multi-Industry)	1,519,405
186,000	Oversea-Chinese Banking Corp., Ltd. (Banking)	1,556,087
47,000	Overseas Union Enterprise Ltd. (Leisure & Tourism)	218,356
94,000	SembCorp Industries Ltd. (Multi-Industry)	109,659
276,000	Singapore Airlines Ltd. (Transportation – Airlines)	2,031,918
17,000	Singapore Press Holdings Ltd. (Broadcasting & Publishing)	47,571
1,380,290	Singapore Telecommunications Ltd. (Telecommunications)	2,226,639
1,239,000	SMRT Corp., Ltd. (Transportation – Road & Rail)	691,691
47,000	ST Assembly Test Services Ltd.* (Electronic Components & Instruments)	28,858
88,000	United Overseas Bank Ltd. (Banking)	735,342

		19,851,365

Spain – 3.1%
237,386	Amadeus Global Travel Distribution SA* (Business & Public Services)	2,273,554
196,691	Banco Bilbao Vizcaya Argentaria SA (Banking)	3,406,051
229,261	Endesa SA (Utilities – Electrical & Gas)	5,189,760
488,904	Repsol SA (Energy Sources)	13,339,771

		24,209,136

Sweden – 2.5%
5,000	Gambro AB Series A (Health & Personal Care)	70,931
74,900	Gambro AB Series B (Health & Personal Care)	1,062,721
970,000	Nordea Bank AB (Banking)	10,216,507
140,900	Skandinaviska Enskilda Banken AB* (Banking)	2,730,554
230,000	Skanska AB Series B (Construction & Housing)	2,740,091
131,060	Wihlborgs Fastigheter AB(a) (Real Estate)	2,980,352

		19,801,156

Switzerland – 2.8%
104,153	Syngenta AG* (Chemicals)	11,714,034
58,586	Zurich Financial Services AG (Insurance)	10,803,055

		22,517,089

United Kingdom – 14.6%
21,968	3i Group PLC (Financial Services)	293,279
12,442	Aggreko PLC (Business & Public Services)	39,062
305,636	Alliance Unichem PLC (Health & Personal Care)	4,273,052
134,878	Arriva PLC (Transportation – Road & Rail)	1,415,469
504,256	Aviva PLC (Insurance)	6,276,047
5,694	BAA PLC (Business & Public Services)	66,567
1,293,089	BAE Systems PLC (Aerospace & Military Technology)	6,361,876
1,585,833	Barclays PLC (Banking)	17,281,185
201,389	BHP Billiton PLC (Metals-Non Ferrous)	3,009,763
4,930	BOC Group PLC (Chemicals)	93,920
819,950	BP PLC (Energy Sources)	8,868,758
46,307	BP PLC ADR (Energy Sources)	3,006,250
326,444	Brambles Industries PLC (Business & Public Services)	1,916,144
896,135	BT Group PLC (Telecommunications)	3,591,953
1,509,023	Centrica PLC (Utilities – Electrical & Gas)	6,866,794
759,525	Corus Group PLC* (Metals-Steel)	866,745
58,700	De La Rue PLC (Business & Public Services)	430,147
1,039,264	Dixons Group PLC (Merchandising)	3,207,986
31,677	GlaxoSmithKline PLC (Health & Personal Care)	757,821
101,069	GlaxoSmithKline PLC ADR (Health & Personal Care)	4,873,547
5,908	HBOS PLC (Banking)	94,054
102,241	IMI PLC (Machinery & Engineering)	803,679

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

United Kingdom – (continued)
123,269	Kelda Group PLC (Utilities – Electrical & Gas)	$1,428,693
951,801	Lloyds TSB Group PLC (Banking)	8,980,451
586,562	Reuters Group PLC (Broadcasting & Publishing)	4,643,130
119,422	Shell Transport & Trading Co. PLC (Energy Sources)	1,123,587
136,883	Shell Transport & Trading Co. PLC ADR (Energy Sources)	7,762,635
801,402	Tate & Lyle PLC (Food & Household Products)	8,030,592
516,042	Tesco PLC (Merchandising)	3,030,070
549,723	Vodafone Group PLC (Telecommunications)	1,438,914
108,268	Vodafone Group PLC ADR (Telecommunications)	2,846,366
147,824	William Hill PLC (Leisure & Tourism)	1,715,846

		115,394,382

TOTAL COMMON STOCKS
(Cost $632,898,287)		$762,776,637

Preferred Stock – 0.1%

Germany – 0.1%
11,745	Fresenius Medical Care AG (Health & Personal Care)	$746,849
(Cost $606,098)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation – 2.5%

State Street Bank & Trust Euro – Time Deposit
$19,917,000	2.50%	03/01/2005	$19,917,000
(Cost $19,917,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $653,421,385)			$783,440,486

Shares	Description	Value
Securities Lending Collateral – 9.6%

76,211,048	Boston Global Investment Trust – Enhanced Portfolio	$76,211,048
(Cost $76,211,048)

TOTAL INVESTMENTS – 108.8%
(Cost $729,632,433)		$859,651,534

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

Investment Abbreviations:
ADR	—	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Statement of Investments (continued)
February 28, 2005 (Unaudited)

 GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

As a %
of
Net Assets
Industry Classifications†

Aerospace & Military Technology	2.1%
Appliances & Household Durables	3.1
Automobiles	2.7
Banking	10.7
Beverages & Tobacco	0.5
Broadcasting & Publishing	0.9
Building Materials & Components	1.4
Business & Public Services	3.1
Chemicals	3.3
Construction & Housing	0.4
Data Processing & Reproduction	1.3
Electrical & Electronics	0.9
Electronic Components & Instruments	3.4
Energy Sources	10.3
Financial Services	5.2
Food & Household Products	2.6
Health & Personal Care	7.4
Industrial Components	0.3
Insurance	7.7
Leisure & Tourism	1.8
Machinery & Engineering	0.4
Merchandising	4.2
Metals-Non Ferrous	0.9
Metals-Steel	2.9
Misc. Materials & Commodities	1.1
Multi-Industry	0.5
Real Estate	2.2
Recreation and Other Consumer Goods	1.5
Short Term Investments*	12.2
Telecommunications	5.9
Textiles & Apparel	0.2
Transportation – Airlines	0.3
Transportation – Road & Rail	1.2
Transportation – Shipping	0.3
Utilities – Electrical & Gas	5.8
Wholesale and International Trade	0.1

TOTAL	108.8%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

*	Short term investments include short term obligations and securities lending collateral.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION

Futures Contracts — At February 28, 2005, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long	Month	Value	Gain (Loss)

FTSE 100 Index	86	March 2005	$8,188,490	$(69,520)
SPI 200 Index	25	March 2005	2,061,482	4,681
MIB 30 Index	4	March 2005	844,896	(5,696)
TOPIX Index	50	March 2005	5,646,360	75,317
EURX DAX Index	8	March 2005	1,148,489	(8,455)
EURX ER STX 50 Index	139	March 2005	5,616,895	(24,681)
CAC 40 – 10 EV	28	March 2005	1,496,670	6,764
IBEX 35 Plus	4	March 2005	498,333	(7,546)
HFKE	6	March 2005	542,346	10,302

			$26,043,961	$(18,834)

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE EQUITY FUNDS

Statements of Assets and Liabilities

February 28, 2005 (Unaudited)

CORE U.S.
Equity Fund

Assets:

Investment in securities, at value (identified cost $801,613,577, $323,179,050, $404,649,885, $369,225,624 and $653,421,385, respectively)	$900,559,926
Securities lending collateral, at value	35,326,800
Cash(a)	1,323,359
Foreign currencies, at value (identified cost $106,084, CORE International only)	—
Receivables:
Fund shares sold	1,832,436
Variation margin(b)	280,133
Dividends and interest, at value	1,558,469
Investment securities sold, at value	179,996
Reimbursement from investment adviser	90,872
Security Claims	—
Securities lending income	4,444
Foreign tax reclaims, at value	—
Other assets	7,852

Total assets	941,164,287

Liabilities:

Payables:
Payable upon return of securities loaned	35,326,800
Fund shares repurchased	3,146,801
Amounts owed to affiliates	688,441
Accrued expenses	174,451

Total liabilities	39,336,493

Net Assets:

Paid-in capital	850,291,691
Accumulated undistributed net investment income (loss)	1,739,451
Accumulated net realized gain (loss) on investment, futures and foreign currency related transactions	(49,238,145)
Net unrealized gain on investments, futures and translation of assets and liabilities denominated in foreign currencies	99,034,797

NET ASSETS	$901,827,794

Net assets:
Class A	$459,273,762
Class B	124,228,869
Class C	40,419,502
Institutional	268,049,623
Service	9,856,038

Shares Outstanding:
Class A	16,495,923
Class B	4,705,455
Class C	1,538,003
Institutional	9,457,302
Service	356,903

Total shares of beneficial interest outstanding, $0.001 par value (unlimited shares authorized)	32,553,586

Net asset value, offering and redemption price per share:(c)
Class A	$27.84
Class B	26.40
Class C	26.28
Institutional	28.34
Service	27.62

(a)	Includes restricted cash of $1,225,000, $850,000 and $890,000 respectively for the CORE U.S. Equity, CORE Small Cap Equity and CORE Large Cap Value Funds relating to initial margin requirements on futures transactions.
(b)	Includes restricted cash of $305,550 and $1,082,478 respectively for the CORE Large Cap Growth and CORE International Equity Funds relating to initial margin requirements on futures transactions.
(c)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds is $29.46, $12.72, $14.22, $12.97 and $12.04, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

42     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE EQUITY FUNDS

CORE Large Cap	CORE Small Cap	CORE Large Cap	CORE International
Growth Fund	Equity Fund	Value Fund	Equity Fund

$350,352,621	$460,903,637	$410,274,036	$783,440,486
3,339,025	46,208,725	7,245,675	76,211,048
95,050	1,622,417	950,634	173
—	—	—	107,160

403,097	3,562,839	1,054,631	3,234,926
450,774	847,403	299,136	3,553,511
529,603	226,024	712,400	1,359,267
112,139	589,950	33,496	928
64,306	48,885	18,136	—
370,633	—	—	—
594	53,657	1,720	43,588
—	—	—	65,327
2,632	6,560	17,022	8,384

355,720,474	514,070,097	420,606,886	868,024,798

3,339,025	46,208,725	7,245,675	76,211,048
831,968	1,548,618	743,670	841,887
317,625	394,564	274,051	645,303
94,713	123,960	85,560	120,646

4,583,331	48,275,867	8,348,956	77,818,884

609,769,976	381,265,502	359,728,879	701,826,183
962,431	(188,866)	558,565	816,600
(286,783,393)	28,155,371	10,816,641	(42,456,998)
27,188,129	56,562,223	41,153,845	130,020,129

$351,137,143	$465,794,230	$412,257,930	$790,205,914

$122,248,762	$146,383,778	$133,063,360	$220,797,999
74,544,209	20,251,053	21,504,820	7,686,441
31,546,447	22,846,200	20,580,201	4,573,934
122,532,249	235,061,370	236,343,173	549,284,508
265,476	41,251,829	766,376	7,863,032

10,163,420	10,894,638	10,857,712	19,403,410
6,563,253	1,606,865	1,769,482	682,641
2,776,397	1,806,722	1,691,686	405,963
9,942,594	17,053,834	19,295,815	47,403,765
22,269	3,100,478	62,368	688,677

29,467,933	34,462,537	33,677,063	68,584,456

$12.03	$13.44	$12.26	$11.38
11.36	12.60	12.15	11.26
11.36	12.65	12.17	11.27
12.32	13.78	12.25	11.59
11.92	13.30	12.29	11.42

The accompanying notes are an integral part of these financial statements.      43

 GOLDMAN SACHS CORE EQUITY FUNDS

Statements of Operations

For the Six Months Ended February 28, 2005 (Unaudited)

CORE U.S.
Equity Fund
Investment income:

Dividends(a)	$8,884,498
Interest (including securities lending income of $44,947, $22,652, $200,027, $28,012 and $198,785, respectively)	92,800

Total income	8,977,298

Expenses:

Management fees	2,651,210
Distribution and Service fees(b)	1,303,817
Transfer Agent fees(b)	583,784
Custody and accounting fees	79,810
Printing fees	26,855
Registration fees	24,957
Professional fees	22,457
Service share fees	24,178
Trustee fees	7,943
Other	45,873

Total expenses	4,770,884

Less — expense reductions	(490,886)

Net expenses	4,279,998

NET INVESTMENT INCOME (LOSS)	4,697,300

Realized and unrealized gain (loss) on investment, futures and foreign currency transactions:

Net realized gain (loss) from:
Investment transactions	60,615,368
Futures transactions	123,371
Foreign currency related transactions	—
Net increase from security claims receivable	—
Net change in unrealized gain (loss) on:
Investments	(7,390,438)
Futures	75,974
Translation of assets and liabilities denominated in foreign currencies	—

Net realized and unrealized gain on investment, futures and foreign currency transactions	53,424,275

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$58,121,575

(a)	For the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds, foreign taxes withheld on dividends were $1,925, $1,814, $2,990, $571 and $432,771, respectively.
(b)	Class specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service

CORE U.S. Equity	$533,113	$570,223	$200,481	$405,167	$108,342	$38,091	$30,250	$1,934
CORE Large Cap Growth	146,974	389,196	165,152	111,700	73,947	31,379	19,419	63
CORE Small Cap Equity	162,201	101,118	109,049	123,274	19,212	20,719	36,668	8,590
CORE Large Cap Value	140,041	104,530	93,627	106,431	19,861	17,789	39,046	118
CORE International Equity	212,809	34,357	20,501	161,735	6,528	3,895	86,154	185

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE EQUITY FUNDS

CORE Large Cap	CORE Small Cap	CORE Large Cap	CORE International
Growth Fund	Equity Fund	Value Fund	Equity Fund

$2,874,087	$1,851,662	$3,544,711	$4,321,827
64,692	249,458	92,847	401,861

2,938,779	2,101,120	3,637,558	4,723,688

1,164,489	1,691,854	1,042,456	2,604,888
701,322	372,368	338,198	267,667
236,508	208,463	183,245	258,497
63,204	106,241	65,573	258,477
26,359	26,855	26,855	24,252
17,937	15,645	29,664	19,403
8,990	19,251	21,626	22,184
786	107,376	1,476	2,311
7,943	7,943	7,943	7,943
41,123	24,515	22,755	16,799

2,268,661	2,580,511	1,739,791	3,482,421

(252,107)	(116,235)	(68,357)	(1,815)

2,016,554	2,464,276	1,671,434	3,480,606

922,225	(363,156)	1,966,124	1,243,082

18,939,626	28,532,820	25,329,708	34,454,752
72,982	1,213,383	209,495	1,964,186
—	—	—	(305,599)
349,685	—	—	—
3,195,997	26,086,017	12,767,844	85,681,715
(14,658)	(3,971)	26,773	(121,086)
—	—	—	26,534

22,543,632	55,828,249	38,333,820	121,700,502

$23,465,857	$55,465,093	$40,299,944	$122,943,584

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE EQUITY FUNDS

Statements of Changes in Net Assets

	CORE U.S. Equity Fund		CORE Large Cap Growth Fund

	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	February 28, 2005	Year Ended	February 28, 2005	Year Ended
	(Unaudited)	August 31, 2004	(Unaudited)	August 31, 2004

From operations:

Net investment income (loss)	$4,697,300	$2,268,795	$922,225	$(820,107)
Net realized gain on investment, futures and foreign currency related transactions	60,738,739	89,413,610	19,012,608	50,634,942
Net increase from security claims receivable	—	—	349,685	—
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	(7,314,464)	1,551,785	3,181,339	(19,682,842)

Net increase in net assets resulting from operations	58,121,575	93,234,190	23,465,857	30,131,993

Distributions to shareholders:

From net investment income
Class A Shares	(3,420,408)	(1,131,846)	—	—
Class B Shares	(41,912)	—	—	—
Class C Shares	(52,660)	—	—	—
Institutional Shares	(1,704,060)	(922,054)	—	—
Service Shares	(71,315)	(22,834)	—	—
From net realized gain on investment transactions
Class A Shares	—	—	—	—
Class B Shares	—	—	—	—
Class C Shares	—	—	—	—
Institutional Shares	—	—	—	—
Service Shares	—	—	—	—

Total distributions to shareholders	(5,290,355)	(2,076,734)	—	—

From share transactions:

Proceeds from sales of shares	88,073,401	107,847,120	69,523,177	89,651,639
Proceeds received in connection with merger	125,038,947	—	—	—
Reinvestment of dividends and distributions	5,032,930	1,984,359	—	—
Cost of shares repurchased	(71,444,331)	(145,079,339)	(84,149,076)	(147,374,210)

Net increase (decrease) in net assets resulting from share transactions	146,700,947	(35,247,860)	(14,625,899)	(57,722,571)

TOTAL INCREASE (DECREASE)	199,532,167	55,909,596	8,839,958	(27,590,578)

Net assets:

Beginning of period	702,295,627	646,386,031	342,297,185	369,887,763

End of period	$901,827,794	$702,295,627	$351,137,143	$342,297,185

Accumulated undistributed net investment income (loss)	$1,739,451	$2,332,506	$962,431	$40,206

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE EQUITY FUNDS

CORE Small Cap Equity Fund		CORE Large Cap Value Fund		CORE International Equity Fund

For the		For the		For the
Six Months		Six Months		Six Months
Ended	For the	Ended	For the	Ended	For the
February 28, 2005	Year Ended	February 28, 2005	Year Ended	February 28, 2005	Year Ended
(Unaudited)	August 31, 2004	(Unaudited)	August 31, 2004	(Unaudited)	August 31, 2004

$(363,156)	$(821,958)	$1,966,124	$3,546,341	$1,243,082	$4,990,356
29,746,203	35,208,205	25,539,203	35,827,193	36,113,339	42,372,484
—	—	—	—	—	—
26,082,046	(7,290,157)	12,794,617	12,235,852	85,587,163	21,034,577

55,465,093	27,096,090	40,299,944	51,609,386	122,943,584	68,397,417

—	(129,918)	(401,947)	(1,037,607)	(1,196,017)	(724,569)
—	—	(3,924)	(71,048)	—	(18,524)
—	—	(4,074)	(60,630)	—	(10,825)
—	(393,859)	(1,096,448)	(2,749,147)	(4,841,952)	(2,501,245)
—	(73,705)	(1,778)	(4,074)	(1,256)	(332)
(6,678,687)	(5,267,801)	(2,342,830)	—	—	—
(1,107,652)	(1,224,986)	(451,577)	—	—	—
(1,181,208)	(1,065,928)	(405,671)	—	—	—
(8,958,753)	(5,036,867)	(3,867,997)	—	—	—
(2,176,185)	(2,716,821)	(12,197)	—	—	—

(20,102,485)	(15,909,885)	(8,588,443)	(3,922,506)	(6,039,225)	(3,255,495)

132,215,386	179,260,317	105,762,245	118,179,954	308,190,613	170,845,138
—	—	—	—	45,116,496	—
18,095,444	13,377,492	8,446,598	3,887,683	5,426,787	3,188,482
(62,741,004)	(138,905,543)	(65,910,725)	(94,632,718)	(87,140,536)	(99,754,250)

87,569,826	53,732,266	48,298,118	27,434,919	271,593,360	74,279,370

122,932,434	64,918,471	80,009,619	75,121,799	388,497,719	139,421,292

342,861,796	277,943,325	332,248,311	257,126,512	401,708,195	262,286,903

$465,794,230	$342,861,796	$412,257,930	$332,248,311	$790,205,914	$401,708,195

$(188,866)	$174,290	$558,565	$100,612	$816,600	$5,612,743

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE EQUITY FUNDS

Notes to Financial Statements

February 28, 2005 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 as amended, (the “Act”) as an open-end management investment company. The Trust includes, among other funds, the CORE U.S. Equity Fund, CORE Large Cap Growth Fund, CORE Small Cap Equity Fund, CORE Large Cap Value Fund and the CORE International Equity Fund (collectively, the “Funds” or individually a “Fund”). Each Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees. Investments in investment companies are valued at the net asset value per share on the valuation date.

     Investments in securities traded on a foreign securities exchange are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

B. Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Funds’ policy to accrue for estimated capital gains taxes on foreign securities held by the Funds, which are subject to taxes. Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Funds based upon the relative proportion of net assets of each class.

C. Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions, if any, are declared and paid quarterly for the CORE Large Cap Value Fund and annually for all other funds. Capital gains distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in capital.

GOLDMAN SACHS CORE EQUITY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
     In addition, distributions received from the Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, an equity REITs cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital, and is generally not taxable to shareholders.
D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.
     Class A, Class B and Class C shareholders of the Funds bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.

E. Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of interest, dividends, and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statements of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain or loss on securities and derivative instruments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized appreciation/depreciation on foreign currency related transactions.

F. Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates (for CORE International Equity Fund only) or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to deposit with a broker or the Funds’ custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. The risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

G. Segregation Transactions — As set forth in the prospectus, certain Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

H. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the

 GOLDMAN SACHS CORE EQUITY FUNDS

Notes to Financial Statements (continued)

February 28, 2005 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at each Fund’s custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P., (“GSAM”) or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

3. AGREEMENTS

GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Funds. Under this Agreement, GSAM manages the Funds subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, equal to an annual percentage rate of each Fund’s average daily net assets.
     Effective January 1, 2005, GSAM has entered into a fee reduction commitment with the Trust to reduce the contractual management fee of the CORE U.S. Equity and CORE Large Cap Growth Funds from 0.75% of each respective Fund’s average daily net assets to the contractual annual rate listed below. Prior to January 1, 2005, GSAM had voluntarily waived a portion of its management fees equal to 0.10% of each Funds average daily net assets for both the CORE U.S. Equity and CORE Large Cap Growth Funds.
     Additionally, the investment adviser has voluntarily agreed to limit “Other Expenses” (excluding Management Fees, Distribution and Service fees, Transfer Agency fees, taxes, Service Share fees, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
     For the six months ended February 28, 2005, the Funds’ Management Fees and Other Expense limitations as an annual percentage rate of average daily net assets are as follows:

	Management Fee	Other
	Contractual	Expense
Fund	Annual Rate	Limit

CORE U.S. Equity	0.65%	0.004%

CORE Large Cap Growth	0.65	0.024

CORE Small Cap Equity	0.85	0.044

CORE Large Cap Value	0.60	0.064

CORE International Equity	0.85	0.124

     The Trust, on behalf of each Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25%, 0.75% and 0.75% of each Fund’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or Authorized Dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Funds’ average daily net assets attributable to Class B and Class C Shares.

GOLDMAN SACHS CORE EQUITY FUNDS

3. AGREEMENTS (continued)

     Goldman Sachs serves as the distributor of shares of the Funds pursuant to Distribution Agreements. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the six months ended February 28, 2005, Goldman Sachs advised the Funds that it retained approximately the following amounts:

	Sales Load	Contingent Deferred Sales Charge

Fund	Class A	Class B	Class C

CORE U.S. Equity	$70,800	$100	$100

CORE Large Cap Growth	9,200	100	—

CORE Small Cap Equity	24,500	100	—

CORE Large Cap Value	21,600	—	—

CORE International Equity	43,800	100	—

     Goldman Sachs also serves as the transfer agent of the Funds for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B and Class C Shares and 0.04% of the average daily net assets for Institutional and Service Shares.
     The Trust, on behalf of each Fund, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These Plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to 0.25% and 0.25%, respectively, (on a annualized basis) of the average daily net asset value of the Service Shares.
     For the six months ended February 28, 2005, the Funds’ investment adviser has voluntarily agreed to reimburse certain operating expenses. In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction in the Funds’ expenses. Goldman Sachs, as Transfer Agent, voluntarily made a payment to the Funds related to certain earnings credits that reduced transfer agent fees. These expense reductions were as follows (in thousands):

					Total
	Management	Other Expense	Custody Fee	Transfer Agent	Expense
Fund	Fee Waiver	Reimbursement	Reduction	Fee Reduction	Reductions

CORE U.S. Equity	$241	$193	$1	$56	$491

CORE Large Cap Growth	105	126	1	20	252

CORE Small Cap Equity	—	112	1	3	116

CORE Large Cap Value	—	63	1	4	68

CORE International Equity	—	—	1	1	2

 GOLDMAN SACHS CORE EQUITY FUNDS

Notes to Financial Statements (continued)

February 28, 2005 (Unaudited)

3. AGREEMENTS (continued)

     As of February 28, 2005, the amounts owed to affiliates were as follows (in thousands):

				Over
	Management	Distribution and	Transfer	Reimbursement of
Fund	Fees	Service Fees	Agent Fees	“Other Expenses”	Total

CORE U.S. Equity	$391	$204	$93	$—	$688

CORE Large Cap Growth	175	106	37	—	318

CORE Small Cap Equity	298	61	36	—	395

CORE Large Cap Value	185	57	32	—	274

CORE International Equity	487	48	48	62	645

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2005, were as follows:

Fund	Purchases	Sales and Maturities

CORE U.S. Equity	$595,338,803	$474,578,016

CORE Large Cap Growth	251,217,181	268,560,206

CORE Small Cap Equity	318,538,311	255,956,952

CORE Large Cap Value	299,419,935	271,049,771

CORE International Equity	443,172,660	196,305,405

     For the six months ended February 28, 2005, Goldman Sachs earned approximately $2,900, $9,300, $4,900, $9,700 and $27,600 in brokerage commissions from portfolio transactions, including futures transactions, executed on behalf of the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds, respectively.
     The CORE Large Cap Growth Fund has recorded a receivable of approximately $350,000 that it anticipates collecting from the Fund’s participation in certain class action settlements for which the Fund was eligible.

GOLDMAN SACHS CORE EQUITY FUNDS

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers, including Goldman Sachs. In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the six months ended February 28, 2005, are reported parenthetically on the Statements of Operations. The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and it is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

     The table below details the following items as of or for the six months ended February 28, 2005:

			Earnings of BGA	Earnings Received	Amount Payable to
		Cash Collateral	Relating to Securities	From Lending to	Goldman Sachs
	Market Value of	Received for Loans	Loaned for	Goldman Sachs for	Upon Return of
	Securities on Loan as	Outstanding as of	Six Months Ended	Six Months Ended	Securities Loaned as
Fund	of February 28, 2005	February 28, 2005	February 28, 2005	February 28, 2005	of February 28, 2005

CORE U.S. Equity	$33,854,964	$35,326,800	$7,940	$100	$897,250

CORE Large Cap Growth	3,287,326	3,339,025	3,997	457	—

CORE Small Cap Equity	44,416,075	46,208,725	35,298	39,141	5,274,025

CORE Large Cap Value	6,957,889	7,245,675	4,943	—	—

CORE International Equity	73,267,794	76,211,048	35,078	43,278	5,736,000

 GOLDMAN SACHS CORE EQUITY FUNDS

Notes to Financial Statements (continued)

February 28, 2005 (Unaudited)

6. LINE OF CREDIT FACILITY

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, the Funds must own securities having a market value in excess of 300% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. During the six months ended February 28, 2005, the Funds did not have any borrowings under this facility.

7. OTHER MATTERS

As of February 28, 2005, Goldman, Sachs & Co. Profit Sharing Master Trust was the beneficial owner of approximately 12% and 6% of the outstanding shares of the CORE U.S. Equity Fund and CORE Small Cap Equity Fund, respectively. In addition, the following Goldman Sachs Asset Allocation Portfolios were beneficial owners of the Funds with amounts greater than 5% (as of February 28, 2005 as a percentage of outstanding shares):

	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	Balanced	Growth and Income	Growth	Aggressive Growth
Fund	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio

CORE Large Cap Growth	—%	11%	12%	6%

CORE Small Cap Equity	—	7	7	—

CORE Large Cap Value	5	20	20	9

CORE International Equity	—	15	15	8

GOLDMAN SACHS CORE EQUITY FUNDS

7. OTHER MATTERS (continued)

Legal Proceedings — Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. In June 2004, these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSAM, Goldman Sachs and certain related parties including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. The amended complaint alleges violations of the Act, the Investment Advisers Act of 1940 and New York General Business Law. The consolidated and amended complaint also asserts claims involving common law breach of fiduciary duty, aiding and abetting breach of fiduciary duty and unjust enrichment. The consolidated and amended complaint alleges, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM and other defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds; and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The consolidated and amended complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties by, among other things, permitting the payments to occur. The consolidated and amended complaint also alleges GSAM used 12b-1 fees for improper purposes and made improper use of soft dollars. Based on currently available information, GSAM believes that the likelihood that the purported class action lawsuits will have a material adverse financial impact on the Funds is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Goldman Sachs Funds.

     In addition, on March 10, 2005, Jeanne and Don Masden filed a purported class action lawsuit in the United States District Court for the Southern District of New York against Goldman Sachs Group, Inc., GSAM, Goldman Sachs, the Trustees of the Trust and John Doe Defendants (collectively the “Defendants”). The lawsuit amends a previously-filed complaint, and alleges that the Defendants breached their fiduciary duties and duties of care owed under federal and state law by failing to ensure that equity securities held by Goldman Sachs Funds participated in class action settlements for which they were eligible. Plaintiffs seek compensatory damages, disgorgement of the fees paid to the investment advisers and punitive damages. Based on currently available information, GSAM believes that the likelihood that the pending purported class action lawsuit will have a material adverse financial impact on the Goldman Sachs Funds is remote, and the pending action is not likely to materially affect its ability to provide investment management services to its clients, including the Goldman Sachs Funds.

Mergers and Reorganizations — At a meeting held on August 5, 2004, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (“the Agreement”) providing for the tax-free acquisition of the Golden Oak International Equity into the Goldman Sachs CORE International Equity Fund. The acquisition was completed on September 28, 2004.

     Pursuant to the Agreement, the assets and liabilities of the Golden Oak International Equity (“Acquired Fund”) Institutional Class and Class A were transferred into the Goldman Sachs CORE International Equity (“Survivor Fund”) Institutional Class and Class A, respectively, in a tax-free exchange as follows:

	Exchanged
	Shares		Acquired Fund’s
	of Survivor	Value of	Shares Outstanding
Survivor/Acquired Fund	Issued	Exchanged Shares	as of September 28, 2004

Goldman Sachs CORE International Equity Class A/ Golden Oak International Equity Class A	143,778	$1,370,167	174,727

Goldman Sachs CORE International Equity Institutional Class/ Golden Oak International Equity Institutional Class	4,500,559	43,746,329	5,554,976

 GOLDMAN SACHS CORE EQUITY FUNDS

Notes to Financial Statements (continued)

February 28, 2005 (Unaudited)

7. OTHER MATTERS (continued)

The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Funds’ unrealized appreciation and capital loss carryforwards. Utilization of the Acquired Fund’s capital loss carryforward may be limited under the Internal Revenue Code.

Survivor Fund’s
	Survivor Fund’s	Acquired Fund’s			Aggregate
	Aggregate	Aggregate	Acquired	Acquired	Net Assets
	Net Assets	Net Assets	Fund’s	Fund’s	Immediately
	Before	Before	Unrealized	Capital Loss	After
Survivor/Acquired Fund	Acquisition	Acquisition	Appreciation	Carryforward	Acquisition

Goldman Sachs CORE International Equity/ Golden Oak International Equity	$414,212,685	$45,116,496	$3,622,910	$(4,695,681)	$459,329,181

At a meeting held on November 4, 2004, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (“the Agreement”) providing for the tax-free acquisition of the Expedition Equity into the Goldman Sachs CORE U.S. Equity Fund. The acquisition was completed on February 28, 2005.

     Pursuant to the Agreement, the assets and liabilities of the Expedition Equity (“Acquired Fund”) Institutional Class, Class A and Class B were transferred into the Goldman Sachs CORE U.S. Equity (“Survivor”) Institutional Class, Class A and Class B, respectively, in a tax-free exchange as follows:

	Exchanged Shares		Acquired Fund’s
	of Survivor	Value of	Shares Outstanding
Survivor/Acquired Fund	Issued	Exchanged Shares	as of February 25, 2005

Goldman Sachs CORE U.S. Equity Class A/ Expedition Equity Class A	234,940	$6,634,688	799,756

Goldman Sachs CORE U.S. Equity Class B/ Expedition Equity Class B	522,540	13,993,554	1,770,335

Goldman Sachs CORE U.S. Equity Institutional Class/ Expedition Equity Institutional Class	3,631,659	104,410,705	12,455,438

The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized appreciation.

Survivor Fund’s
	Survivor Fund’s	Acquired Fund’s		Aggregate
	Aggregate	Aggregate	Acquired	Net Assets
	Net Assets	Net Assets	Fund’s	Immediately
	Before	Before	Unrealized	After
Survivor/Acquired Fund	Acquisition	Acquisition	Appreciation	Acquisition

Goldman Sachs CORE U.S. Equity/ Expedition Equity	$791,212,862	$125,038,947	$18,353,229	$916,251,809

GOLDMAN SACHS CORE EQUITY FUNDS

8. ADDITIONAL TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2004, the Funds’ capital loss carryforwards on a tax basis were as follows. Expiration occurs on August 31 of the year indicated.

	CORE U.S.	CORE Large Cap	CORE Small Cap	CORE Large Cap	CORE International
	Equity Fund	Growth Fund	Equity Fund	Value Fund	Equity Fund

Capital loss carryforward:
Expiring 2010	$(28,576,761)	$(156,789,602)	$—	$—	$(26,184,711)
Expiring 2011	(78,171,486)	(145,633,770)	—	(5,811,638)	(51,926,044)

Total capital loss carryforward	$(106,748,247)	$(302,423,372)	$—	$(5,811,638)	$(78,110,755)

At February 28, 2005, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

	CORE U.S.	CORE Large Cap	CORE Small Cap	CORE Large Cap	CORE International
	Equity Fund	Growth Fund	Equity Fund	Value Fund	Equity Fund

Tax Cost	$840,105,128	$330,178,308	$452,553,539	$378,251,273	$730,782,277

Gross Unrealized Gain	118,657,896	33,990,558	67,336,592	45,831,815	129,213,288
Gross Unrealized Loss	(22,876,298)	(10,477,220)	(12,777,769)	(6,563,377)	(344,031)

Net Unrealized Security Gain	$95,781,598	$23,513,338	$54,558,823	$39,268,438	$128,869,257

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, passive foreign investment company investments and return of capital distributions from underlying investments.

 GOLDMAN SACHS CORE EQUITY FUNDS

Notes to Financial Statements (continued)

February 28, 2005 (Unaudited)

9. SUMMARY OF SHARE TRANSACTIONS

Share activity for the six months ended February 28, 2005, is as follows:

	CORE U.S. Equity Fund

	Shares	Dollars

Class A Shares
Shares sold	2,058,755	$56,903,377
Shares issued in connection with merger	234,940	6,634,688
Shares converted from Class B (a)	77,061	2,110,764
Reinvestment of dividends and distributions	116,506	3,286,641
Shares repurchased	(1,422,170)	(39,119,645)

	1,065,092	29,815,825

Class B Shares
Shares sold	121,377	3,151,525
Shares issued in connection with merger	522,540	13,993,554
Shares converted to Class A (a)	(81,376)	(2,110,764)
Reinvestment of dividends and distributions	1,418	38,000
Shares repurchased	(594,305)	(15,343,211)

	(30,346)	(270,896)

Class C Shares
Shares sold	166,097	4,306,866
Reinvestment of dividends and distributions	1,789	47,718
Shares repurchased	(220,863)	(5,721,073)

	(52,977)	(1,366,489)

Institutional Shares
Shares sold	776,753	22,267,267
Shares issued in connection with merger	3,631,659	104,410,705
Reinvestment of dividends and distributions	55,474	1,591,529
Shares repurchased	(348,429)	(9,672,309)

	4,115,457	118,597,192

Service Shares
Shares sold	52,734	1,444,366
Reinvestment of dividends and distributions	2,468	69,042
Shares repurchased	(58,301)	(1,588,093)

	(3,099)	(74,685)

NET INCREASE (DECREASE)	5,094,127	$146,700,947

(a)	Class B Shares will automatically convert to Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS CORE EQUITY FUNDS

CORE Large Cap		CORE Small Cap		CORE Large Cap		CORE International
Growth Fund		Equity Fund		Value Fund		Equity Fund

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

1,643,847	$19,581,305	3,094,091	$40,732,740	3,300,879	$39,399,752	7,835,833	$81,683,336
—	—	—	—	—	—	143,778	1,370,167
22,662	263,700	12,634	160,601	2,996	35,320	6,441	65,228
—	—	477,054	6,249,416	224,840	2,693,114	107,079	1,120,042
(2,363,725)	(27,434,636)	(2,057,692)	(26,794,124)	(1,675,268)	(19,789,180)	(2,413,306)	(25,615,691)

(697,216)	(7,589,631)	1,526,087	20,348,633	1,853,447	22,339,006	5,679,825	58,623,082

87,252	977,497	97,631	1,209,780	116,702	1,376,928	86,774	894,223
—	—	—	—	—	—	—	—
(23,941)	(263,700)	(13,392)	(160,601)	(3,021)	(35,320)	(6,517)	(65,228)
—	—	81,648	1,005,077	32,894	392,896	—	—
(971,097)	(10,866,940)	(257,901)	(3,189,754)	(169,313)	(2,012,211)	(81,844)	(836,369)

(907,786)	(10,153,143)	(92,014)	(1,135,498)	(22,738)	(277,707)	(1,587)	(7,374)

78,248	14,988	299,573	3,723,663	315,686	3,737,824	48,483	493,854
—	—	85,890	1,060,746	32,141	384,187	—	—
(419,707)	(139,221)	(381,967)	(4,702,346)	(194,106)	(2,311,763)	(42,303)	(431,890)

(341,459)	(124,233)	3,496	82,063	153,721	1,810,248	6,180	61,964

3,835,132	864,865	5,973,931	80,831,242	5,040,834	60,965,390	20,969,434	217,459,532
—	—	—	—	—	—	4,500,559	43,746,329
—	—	646,629	8,684,223	416,076	4,963,145	404,691	4,305,919
(3,501,616)	(4,730,100)	(1,150,387)	(15,658,440)	(3,622,185)	(41,725,853)	(5,438,615)	(59,958,889)

333,516	(3,865,235)	5,470,173	73,857,025	1,834,725	24,202,682	20,436,069	205,552,891

1,280	48,084,522	442,193	5,717,961	23,691	282,351	700,222	7,659,668
—	—	84,437	1,095,982	1,103	13,256	79	826
(11,692)	(40,978,179)	(938,275)	(12,396,340)	(6,042)	(71,718)	(26,684)	(297,697)

(10,412)	7,106,343	(411,645)	(5,582,397)	18,752	223,889	673,617	7,362,797

(1,623,357)	$(14,625,899)	6,496,097	$87,569,826	3,837,907	$48,298,118	26,794,104	$271,593,360

 GOLDMAN SACHS CORE EQUITY FUNDS

Notes to Financial Statements (continued)
February 28, 2005 (Unaudited)

9. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the year ended August 31, 2004, is as follows:

	CORE U.S. Equity Fund

	Shares	Dollars

Class A Shares
Shares sold	2,755,445	$69,635,249
Shares converted from Class B(a)	10,043	266,647
Reinvestment of dividends and distributions	45,379	1,084,576
Shares repurchased	(2,959,020)	(74,338,189)

	(148,153)	(3,351,717)

Class B Shares
Shares sold	341,843	8,132,481
Reinvestment of dividends and distributions	—	—
Shares converted to Class A(a)	(10,619)	(266,647)
Shares repurchased	(1,150,729)	(27,556,977)

	(819,505)	(19,691,143)

Class C Shares
Shares sold	367,691	8,759,704
Reinvestment of dividends and distributions	—	—
Shares repurchased	(489,204)	(11,707,029)

	(121,513)	(2,947,325)

Institutional Shares
Shares sold	778,406	19,625,783
Reinvestment of dividends and distributions	36,112	877,515
Shares repurchased	(1,188,004)	(30,150,911)

	(373,486)	(9,647,613)

Service Shares
Shares sold	68,064	1,693,903
Reinvestment of dividends and distributions	939	22,268
Shares repurchased	(53,507)	(1,326,233)

	15,496	389,938

NET INCREASE (DECREASE)	(1,447,161)	$(35,247,860)

(a)	Class B Shares will automatically convert to Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS CORE EQUITY FUNDS

CORE Large Cap		CORE Small Cap		CORE Large Cap		CORE International
Growth Fund		Equity Fund		Value Fund		Equity Fund

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

2,693,131	$30,268,953	5,498,013	$68,780,320	3,816,713	$41,244,797	7,338,656	$67,949,593
2,315	27,086	321	4,146	—	—	3,380	32,620
—	—	396,206	4,647,507	97,001	1,020,334	77,596	670,434
(4,157,853)	(46,858,544)	(4,222,485)	(53,500,876)	(3,336,746)	(35,925,329)	(6,105,987)	(54,085,786)

(1,462,407)	(16,562,505)	1,672,055	19,931,097	576,968	6,339,802	1,313,645	14,566,861

382,745	4,056,462	272,585	3,198,061	212,737	2,251,937	134,918	1,217,034
—	—	98,716	1,099,739	5,629	59,129	1,926	16,485
(2,440)	(27,086)	(340)	(4,146)	—	—	(3,423)	(32,620)
(2,140,534)	(22,879,593)	(426,305)	(5,070,503)	(348,939)	(3,668,785)	(186,537)	(1,684,090)

(1,760,229)	(18,850,217)	(55,344)	(776,849)	(130,573)	(1,357,719)	(53,116)	(483,191)

352,855	3,807,501	799,207	9,650,161	546,267	5,798,181	53,648	483,762
—	—	86,552	967,716	5,301	56,044	1,009	8,649
(938,206)	(9,991,739)	(566,310)	(6,707,271)	(479,117)	(5,051,547)	(137,025)	(1,237,970)

(585,351)	(6,184,238)	319,449	3,910,606	72,451	802,678	(82,368)	(745,559)

4,499,571	51,440,998	5,879,222	76,859,085	6,434,376	68,739,152	10,904,633	101,085,936
—	—	427,596	5,114,048	261,420	2,748,752	283,907	2,492,705
(5,773,567)	(67,482,859)	(4,175,923)	(50,820,384)	(4,550,134)	(49,934,183)	(4,471,943)	(42,746,078)

(1,273,996)	(16,041,861)	2,130,895	31,152,749	2,145,662	21,553,721	6,716,597	60,832,563

7,043	77,725	1,698,364	20,772,690	13,746	145,887	11,079	108,813
—	—	133,031	1,548,482	325	3,424	25	209
(14,311)	(161,475)	(1,857,187)	(22,806,509)	(4,890)	(52,874)	(37)	(326)

(7,268)	(83,750)	(25,792)	(485,337)	9,181	96,437	11,067	108,696

(5,089,251)	$(57,722,571)	4,041,263	$53,732,266	2,673,689	$27,434,919	7,905,825	$74,279,370

 GOLDMAN SACHS CORE U.S. EQUITY FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations			Distributions to shareholders

	Net asset	Net
	value,	investment	Net realized	Total from	From net	From net
	beginning	income	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	(loss)(c)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (Unaudited)

2005 - A	$25.81	$0.18	$2.07	$2.25	$(0.22)	$—	$(0.22)
2005 - B	24.39	0.08	1.94	2.02	(0.01)	—	(0.01)
2005 - C	24.30	0.08	1.93	2.01	(0.03)	—	(0.03)
2005 - Institutional	26.32	0.24	2.11	2.35	(0.33)	—	(0.33)
2005 - Service	25.60	0.17	2.05	2.22	(0.20)	—	(0.20)
FOR THE YEARS ENDED AUGUST 31,

2004 - A	22.57	0.11	3.20	3.31	(0.07)	—	(0.07)
2004 - B	21.42	(0.08)	3.05	2.97	—	—	—
2004 - C	21.34	(0.08)	3.04	2.96	—	—	—
2004 - Institutional	23.00	0.21	3.27	3.48	(0.16)	—	(0.16)
2004 - Service	22.40	0.08	3.19	3.27	(0.07)	—	(0.07)

2003 - A	20.18	0.09	2.31	2.40	(0.01)	—	(0.01)
2003 - B	19.28	(0.06)	2.20	2.14	—	—	—
2003 - C	19.20	(0.06)	2.20	2.14	—	—	—
2003 - Institutional	20.57	0.17	2.37	2.54	(0.11)	—	(0.11)
2003 - Service	20.03	0.07	2.30	2.37	—	—	—

2002 - A	24.30	0.04	(4.16)	(4.12)	—	—	—
2002 - B	23.39	(0.13)	(3.98)	(4.11)	—	—	—
2002 - C	23.29	(0.12)	(3.97)	(4.09)	—	—	—
2002 - Institutional	24.68	0.14	(4.25)	(4.11)	—	—	—
2002 - Service	24.15	0.02	(4.14)	(4.12)	—	—	—

2001 - A	36.77	0.01	(8.96)	(8.95)	(0.06)	(3.46)	(3.52)
2001 - B	35.71	(0.19)	(8.67)	(8.86)	—	(3.46)	(3.46)
2001 - C	35.59	(0.19)	(8.65)	(8.84)	—	(3.46)	(3.46)
2001 - Institutional	37.30	0.13	(9.09)	(8.96)	(0.20)	(3.46)	(3.66)
2001 - Service	36.54	(0.01)	(8.91)	(8.92)	(0.01)	(3.46)	(3.47)

2000 - A	34.21	0.10	6.00	6.10	—	(3.54)	(3.54)
2000 - B	33.56	(0.14)	5.83	5.69	—	(3.54)	(3.54)
2000 - C	33.46	(0.13)	5.80	5.67	—	(3.54)	(3.54)
2000 - Institutional	34.61	0.24	6.07	6.31	(0.08)	(3.54)	(3.62)
2000 - Service	34.05	0.07	5.96	6.03	—	(3.54)	(3.54)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE U.S. EQUITY FUND

							Ratios assuming no
							expense reductions

					Ratio of		Ratio of		Ratio of
		Net assets,	Ratio of		net investment		total		net investment
Net asset		end of	net expenses		income (loss)		expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate

$27.84	8.71%	$459,274	1.08	%(b)	1.35	%(b)	1.21	%(b)	1.22	%(b)	63%
26.40	8.28	124,229	1.83	(b)	0.61	(b)	1.96	(b)	0.48	(b)	63
26.28	8.28	40,419	1.83	(b)	0.60	(b)	1.96	(b)	0.47	(b)	63
28.34	8.90	268,050	0.68	(b)	1.72	(b)	0.81	(b)	1.59	(b)	63
27.62	8.65	9,856	1.18	(b)	1.25	(b)	1.31	(b)	1.12	(b)	63

25.81	14.71	398,346	1.13		0.43		1.25		0.31		112
24.39	13.87	115,492	1.88		(0.32)		2.00		(0.44)		112
24.30	13.87	38,656	1.88		(0.32)		2.00		(0.44)		112
26.32	15.18	140,587	0.73		0.83		0.85		0.71		112
25.60	14.60	9,215	1.23		0.33		1.35		0.21		112

22.57	11.90	351,673	1.15		0.44		1.26		0.33		74
21.42	11.10	118,993	1.90		(0.31)		2.01		(0.42)		74
21.34	11.15	36,546	1.90		(0.31)		2.01		(0.42)		74
23.00	12.40	131,457	0.75		0.84		0.86		0.73		74
22.40	11.83	7,717	1.25		0.34		1.36		0.23		74

20.18	(16.95)	340,934	1.14		0.19		1.24		0.09		74
19.28	(17.57)	125,243	1.89		(0.57)		1.99		(0.67)		74
19.20	(17.56)	36,223	1.89		(0.56)		1.99		(0.66)		74
20.57	(16.65)	163,439	0.74		0.59		0.84		0.49		74
20.03	(17.06)	6,484	1.24		0.09		1.34		(0.01)		74

24.30	(25.96)	471,445	1.14		0.04		1.23		(0.05)		54
23.39	(26.49)	184,332	1.89		(0.70)		1.98		(0.79)		54
23.29	(26.53)	45,841	1.89		(0.70)		1.98		(0.79)		54
24.68	(25.66)	255,400	0.74		0.45		0.83		0.36		54
24.15	(26.02)	8,319	1.24		(0.05)		1.33		(0.14)		54

36.77	18.96	715,775	1.14		0.31		1.23		0.22		59
35.71	18.03	275,673	1.89		(0.44)		1.98		(0.53)		59
35.59	18.03	62,820	1.89		(0.43)		1.98		(0.52)		59
37.30	19.41	379,172	0.74		0.71		0.83		0.62		59
36.54	18.83	11,879	1.24		0.19		1.33		0.10		59

 GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations			Distributions to shareholders

	Net asset	Net
	value,	investment	Net realized	Total from	From net	From net
	beginning	income	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	(loss)(c)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (Unaudited)

2005 - A	$11.13	$0.04	$0.86	$0.90	$—	$—	$—
2005 - B	10.55	— (e)	0.81	0.81	—	—	—
2005 - C	10.55	— (e)	0.81	0.81	—	—	—
2005 - Institutional	11.38	0.06	0.88	0.94	—	—	—
2005 - Service	11.04	0.04	0.84	0.88	—	—	—
FOR THE YEARS ENDED AUGUST 31,

2004 - A	10.33	(0.01)	0.81	0.80	—	—	—
2004 - B	9.87	(0.09)	0.77	0.68	—	—	—
2004 - C	9.87	(0.09)	0.77	0.68	—	—	—
2004 - Institutional	10.52	0.03	0.83	0.86	—	—	—
2004 - Service	10.26	(0.02)	0.80	0.78	—	—	—

2003 - A	9.06	(0.01)	1.28	1.27	—	—	—
2003 - B	8.72	(0.07)	1.22	1.15	—	—	—
2003 - C	8.72	(0.07)	1.22	1.15	—	—	—
2003 - Institutional	9.19	0.03	1.30	1.33	—	—	—
2003 - Service	9.01	(0.02)	1.27	1.25	—	—	—

2002 - A	11.51	(0.03)	(2.38)	(2.41)	—	(0.04)	(0.04)
2002 - B	11.16	(0.11)	(2.29)	(2.40)	—	(0.04)	(0.04)
2002 - C	11.17	(0.11)	(2.30)	(2.41)	—	(0.04)	(0.04)
2002 - Institutional	11.63	0.01	(2.41)	(2.40)	—	(0.04)	(0.04)
2002 - Service	11.45	(0.04)	(2.36)	(2.40)	—	(0.04)	(0.04)

2001 - A	22.66	(0.09)	(9.97)	(10.06)	(0.02)	(1.07)	(1.09)
2001 - B	22.14	(0.20)	(9.71)	(9.91)	—	(1.07)	(1.07)
2001 - C	22.15	(0.20)	(9.71)	(9.91)	—	(1.07)	(1.07)
2001 - Institutional	22.87	(0.02)	(10.06)	(10.08)	(0.09)	(1.07)	(1.16)
2001 - Service	22.55	(0.10)	(9.93)	(10.03)	—	(1.07)	(1.07)

2000 - A	17.02	0.06	5.67	5.73	—	(0.09)	(0.09)
2000 - B	16.75	(0.09)	5.57	5.48	—	(0.09)	(0.09)
2000 - C	16.75	(0.08)	5.57	5.49	—	(0.09)	(0.09)
2000 - Institutional	17.10	0.13	5.73	5.86	—	(0.09)	(0.09)
2000 - Service	16.95	0.03	5.66	5.69	—	(0.09)	(0.09)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Performance has not been restated to reflect the impact of claims receivable recorded during the period. If restated, the performance would have been 8.09%, 7.68%, 7.68%, 8.26% and 7.97% for Class A, Class B, Class C, Institutional and Service Shares, respectively.
(e)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

								Ratios assuming no
								expense reductions

						Ratio of		Ratio of		Ratio of
			Net assets	Ratio of		net investment		total		net investment
Net asset			at end of	net expenses		income (loss)		expenses		income (loss)		Portfolio
value, end	Total		period	to average		to average		to average		to average		turnover
of period	return(a)		(in 000s)	net assets		net assets		net assets		net assets		rate

$12.03	8.00	%(d)	$122,249	1.10	%(b)	0.73	%(b)	1.25	% (b)	0.58	%(b)	76%
11.36	7.58	(d)	74,544	1.85	(b)	0.01	(b)	2.00	(b)	0.14	(b)	76
11.36	7.58	(d)	31,546	1.85	(b)	0.01	(b)	2.00	(b)	0.14	(b)	76
12.32	8.17	(d)	122,533	0.70	(b)	1.01	(b)	0.85	(b)	0.86	(b)	76
11.92	7.88	(d)	265	1.20	(b)	0.69	(b)	1.35	(b)	0.54	(b)	76

11.13	7.74		120,872	1.15		(0.10)		1.29		(0.24)		149
10.55	6.89		78,810	1.90		(0.85)		2.04		(0.99)		149
10.55	6.89		32,901	1.90		(0.85)		2.04		(0.99)		149
11.38	8.17		109,353	0.75		0.31		0.89		0.17		149
11.04	7.60		361	1.25		(0.20)		1.39		(0.34)		149

10.33	14.02		127,317	1.18		(0.07)		1.31		(0.20)		119
9.87	13.19		91,084	1.93		(0.82)		2.06		(0.95)		119
9.87	13.19		36,553	1.93		(0.82)		2.06		(0.95)		119
10.52	14.47		114,524	0.78		0.33		0.91		0.20		119
10.26	13.87		410	1.28		(0.17)		1.41		(0.30)		119

9.06	(21.04)		139,593	1.17		(0.32)		1.27		(0.42)		113
8.72	(21.61)		99,959	1.92		(1.06)		2.02		(1.16)		113
8.72	(21.68)		41,627	1.92		(1.07)		2.02		(1.17)		113
9.19	(20.74)		131,590	0.77		0.08		0.87		(0.02)		113
9.01	(21.06)		409	1.27		(0.41)		1.37		(0.51)		113

11.51	(45.97)		246,785	1.16		(0.57)		1.24		(0.65)		68
11.16	(46.37)		167,469	1.91		(1.32)		1.99		(1.40)		68
11.17	(46.35)		77,398	1.91		(1.32)		1.99		(1.40)		68
11.63	(45.73)		201,935	0.76		(0.15)		0.84		(0.23)		68
11.45	(46.05)		1,316	1.26		(0.68)		1.34		(0.76)		68

22.66	33.73		545,763	1.09		0.31		1.24		0.16		73
22.14	32.78		338,128	1.84		(0.44)		1.99		(0.59)		73
22.15	32.84		154,966	1.84		(0.43)		1.99		(0.58)		73
22.87	34.34		322,900	0.69		0.65		0.84		0.50		73
22.55	33.64		3,879	1.19		0.15		1.34		—		73

 GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations			Distributions to shareholders

	Net asset	Net
	value,	investment	Net realized	Total from	From net	From net
	beginning	income	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	(loss)(c)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (Unaudited)

2005 - A	$12.24	$(0.02)	$1.91	$1.89	$—	$(0.69)	$(0.69)
2005 - B	11.56	(0.06)	1.79	1.73	—	(0.69)	(0.69)
2005 - C	11.60	(0.06)	1.80	1.74	—	(0.69)	(0.69)
2005 - Institutional	12.52	— (d)	1.95	1.95	—	(0.69)	(0.69)
2005 - Service	12.13	(0.02)	1.88	1.86	—	(0.69)	(0.69)
FOR THE YEARS ENDED AUGUST 31,

2004 - A	11.61	(0.04)	1.38	1.34	(0.02)	(0.69)	(0.71)
2004 - B	11.06	(0.13)	1.32	1.19	—	(0.69)	(0.69)
2004 - C	11.10	(0.13)	1.32	1.19	—	(0.69)	(0.69)
2004 - Institutional	11.84	0.01	1.41	1.42	(0.05)	(0.69)	(0.74)
2004 - Service	11.53	(0.05)	1.36	1.31	(0.02)	(0.69)	(0.71)

2003 - A	9.36	0.02	2.23	2.25	—	—	—
2003 - B	8.99	(0.05)	2.12	2.07	—	—	—
2003 - C	9.01	(0.05)	2.14	2.09	—	—	—
2003 - Institutional	9.51	0.06	2.27	2.33	—	—	—
2003 - Service	9.30	0.01	2.22	2.23	—	—	—

2002 - A	10.59	— (d)	(0.83)	(0.83)	—	(0.40)	(0.40)
2002 - B	10.26	(0.08)	(0.79)	(0.87)	—	(0.40)	(0.40)
2002 - C	10.29	(0.07)	(0.81)	(0.88)	—	(0.40)	(0.40)
2002 - Institutional	10.76	0.04	(0.85)	(0.81)	(0.04)	(0.40)	(0.44)
2002 - Service	10.55	0.01	(0.84)	(0.83)	(0.02)	(0.40)	(0.42)

2001 - A	12.90	0.01	(1.12)	(1.11)	—	(1.20)	(1.20)
2001 - B	12.63	(0.07)	(1.10)	(1.17)	—	(1.20)	(1.20)
2001 - C	12.66	(0.07)	(1.10)	(1.17)	—	(1.20)	(1.20)
2001 - Institutional	13.03	0.05	(1.12)	(1.07)	—	(1.20)	(1.20)
2001 - Service	12.87	— (d)	(1.12)	(1.12)	—	(1.20)	(1.20)

2000 - A	10.23	(0.03)	2.70	2.67	—	—	—
2000 - B	10.09	(0.11)	2.65	2.54	—	—	—
2000 - C	10.10	(0.10)	2.66	2.56	—	—	—
2000 - Institutional	10.30	0.02	2.71	2.73	—	—	—
2000 - Service	10.22	(0.04)	2.69	2.65	—	—	—

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

							Ratios assuming no
							expense reductions

					Ratio of		Ratio of		Ratio of
		Net assets	Ratio of		net investment		total		net investment
Net asset		end of	net expenses		income (loss)		expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate

$13.44	15.52%	$146,384	1.33	%(b)	(0.25	)% (b)	1.39	%(b)	(0.31	)% (b)	65%
12.60	15.03	20,251	2.08	(b)	(0.94	)(b)	2.14	(b)	(1.00	)(b)	65
12.65	15.08	22,846	2.08	(b)	(0.98	)(b)	2.14	(b)	(1.04	)(b)	65
13.78	15.74	235,061	0.93	(b)	0.08	(b)	0.99	(b)	0.02	(b)	65
13.30	15.40	41,252	1.43	(b)	(0.31	)(b)	1.49	(b)	(0.37	)(b)	65

12.24	11.87	114,684	1.33		(0.30)		1.43		(0.40)		153
11.56	11.08	19,642	2.08		(1.04)		2.18		(1.14)		153
11.60	11.05	20,915	2.08		(1.05)		2.18		(1.15)		153
12.52	12.31	145,003	0.93		0.10		1.03		—		153
12.13	11.79	42,618	1.43		(0.40)		1.53		(0.50)		153

11.61	24.04	89,340	1.34		0.25		1.52		0.07		149
11.06	23.03	19,408	2.09		(0.51)		2.27		(0.69)		149
11.10	23.09	16,463	2.09		(0.51)		2.27		(0.69)		149
11.84	24.50	111,957	0.94		0.65		1.12		0.47		149
11.53	23.87	40,775	1.44		0.15		1.62		(0.03)		149

9.36	(8.20)	57,014	1.34		0.01		1.58		(0.23)		136
8.99	(8.88)	16,854	2.09		(0.74)		2.33		(0.98)		136
9.01	(8.95)	11,504	2.09		(0.74)		2.33		(0.98)		136
9.51	(7.93)	57,683	0.94		0.39		1.18		0.15		136
9.30	(8.27)	28,999	1.44		0.15		1.68		(0.09)		136

10.59	(8.64)	50,093	1.33		0.09		1.59		(0.17)		85
10.26	(9.35)	16,125	2.08		(0.66)		2.34		(0.92)		85
10.29	(9.32)	8,885	2.08		(0.66)		2.34		(0.92)		85
10.76	(8.28)	62,794	0.93		0.48		1.19		0.22		85
10.55	(8.75)	201	1.43		0.03		1.69		(0.23)		85

12.90	26.10	54,954	1.33		(0.21)		1.55		(0.43)		135
12.63	25.17	17,923	2.08		(0.96)		2.30		(1.18)		135
12.66	25.35	8,289	2.08		(0.96)		2.30		(1.18)		135
13.03	26.60	86,196	0.93		0.19		1.15		(0.03)		135
12.87	25.93	63	1.43		(0.30)		1.65		(0.52)		135

 GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations			Distributions to shareholders

	Net asset	Net
	value,	investment	Net realized	Total from	From net	From net
	beginning	income	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	(loss)(c)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (Unaudited)

2005 - A	$11.15	$0.06	$1.32	$1.38	$(0.02)	$(0.25)	(0.27)
2005 - B	11.06	0.01	1.33	1.34	—	(0.25)	(0.25)
2005 - C	11.07	0.01	1.34	1.35	—	(0.25)	(0.25)
2005 - Institutional	11.14	0.08	1.31	1.39	(0.03)	(0.25)	(0.28)
2005 - Service	11.18	0.05	1.33	1.38	(0.02)	(0.25)	(0.27)
FOR THE YEARS ENDED AUGUST 31,

2004 - A	9.48	0.04	1.75	1.79	(0.12)	—	(0.12)
2004 - B	9.40	(0.04)	1.74	1.70	(0.04)	—	(0.04)
2004 - C	9.42	(0.04)	1.73	1.69	(0.04)	—	(0.04)
2004 - Institutional	9.47	0.09	1.74	1.83	(0.16)	—	(0.16)
2004 - Service	9.50	0.03	1.76	1.79	(0.11)	—	(0.11)

2003 - A	8.74	0.10	0.74	0.84	(0.10)	—	(0.10)
2003 - B	8.67	0.03	0.73	0.76	(0.03)	—	(0.03)
2003 - C	8.68	0.03	0.74	0.77	(0.03)	—	(0.03)
2003 - Institutional	8.74	0.13	0.73	0.86	(0.13)	—	(0.13)
2003 - Service	8.74	0.09	0.74	0.83	(0.07)	—	(0.07)

2002 - A	10.31	0.07	(1.57)	(1.50)	(0.07)	—	(0.07)
2002 - B	10.24	— (d)	(1.56)	(1.56)	(0.01)	—	(0.01)
2002 - C	10.25	— (d)	(1.56)	(1.56)	(0.01)	—	(0.01)
2002 - Institutional	10.31	0.11	(1.57)	(1.46)	(0.11)	—	(0.11)
2002 - Service	10.31	0.07	(1.58)	(1.51)	(0.06)	—	(0.06)

2001 - A	10.81	0.07	(0.42)	(0.35)	(0.09)	(0.06)	(0.15)
2001 - B	10.75	(0.01)	(0.42)	(0.43)	(0.02)	(0.06)	(0.08)
2001 - C	10.76	(0.01)	(0.42)	(0.43)	(0.02)	(0.06)	(0.08)
2001 - Institutional	10.82	0.11	(0.43)	(0.32)	(0.13)	(0.06)	(0.19)
2001 - Service	10.81	0.06	(0.42)	(0.36)	(0.08)	(0.06)	(0.14)

2000 - A	10.55	0.12	0.36	0.48	(0.10)	(0.12)	(0.22)
2000 - B	10.50	0.05	0.36	0.41	(0.04)	(0.12)	(0.16)
2000 - C	10.51	0.04	0.37	0.41	(0.04)	(0.12)	(0.16)
2000 - Institutional	10.55	0.16	0.37	0.53	(0.14)	(0.12)	(0.26)
2000 - Service	10.55	0.11	0.36	0.47	(0.09)	(0.12)	(0.21)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE LARGE CAP VALUE FUND

							Ratios assuming no
							expense reductions

					Ratio of		Ratio of		Ratio of
		Net assets,	Ratio of		net investment		total		net investment
Net asset		end of	net expenses		income (loss)		expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate

$12.26	12.69%	$133,063	1.10	%(b)	0.99	%(b)	1.14	%(b)	0.95	%(b)	77%
12.15	12.21	21,505	1.85	(b)	0.24	(b)	1.89	(b)	0.20	(b)	77
12.17	12.30	20,580	1.85	(b)	0.24	(b)	1.89	(b)	0.20	(b)	77
12.25	12.92	236,343	0.70	(b)	1.39	(b)	0.74	(b)	1.35	(b)	77
12.29	12.61	767	1.20	(b)	0.89	(b)	1.24	(b)	0.85	(b)	77

11.15	18.93	100,374	1.10		0.95		1.15		0.90		154
11.06	18.09	19,819	1.85		0.19		1.90		0.14		154
11.07	17.97	17,027	1.85		0.19		1.90		0.14		154
11.14	19.41	194,541	0.70		1.36		0.75		1.31		154
11.18	18.89	487	1.20		0.84		1.25		0.79		154

9.48	9.70	79,866	1.11		1.13		1.22		1.02		102
9.40	8.83	18,077	1.86		0.38		1.97		0.27		102
9.42	8.95	13,798	1.86		0.37		1.97		0.26		102
9.47	10.03	145,059	0.71		1.52		0.82		1.41		102
9.50	9.58	327	1.21		1.02		1.32		0.91		102

8.74	(14.61)	76,472	1.11		0.76		1.20		0.67		112
8.67	(15.28)	18,828	1.86		0.00		1.95		(0.09)		112
8.68	(15.26)	12,533	1.86		0.01		1.95		(0.08)		112
8.74	(14.25)	108,613	0.71		1.15		0.80		1.06		112
8.74	(14.70)	281	1.21		0.72		1.30		0.63		112

10.31	(3.32)	89,861	1.10		0.64		1.17		0.57		70
10.24	(4.08)	22,089	1.85		(0.11)		1.92		(0.18)		70
10.25	(4.07)	15,222	1.85		(0.11)		1.92		(0.18)		70
10.31	(3.03)	132,684	0.70		1.04		0.77		0.97		70
10.31	(3.43)	56	1.20		0.52		1.27		0.45		70

10.81	4.68	100,972	1.06		1.14		1.17		1.03		83
10.75	3.96	19,069	1.81		0.44		1.92		0.33		83
10.76	3.97	11,178	1.81		0.45		1.92		0.34		83
10.82	5.20	175,493	0.66		1.54		0.77		1.43		83
10.81	4.60	12	1.16		1.07		1.27		0.96		83

 GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations			Distributions to shareholders

	Net asset	Net
	value,	investment	Net realized	Total from	From net	From net
	beginning	income	and unrealized	investment	investment	realized	Total
Year -Share Class	of period	(loss)(c)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (Unaudited)

2005 - A	$9.49	$0.01	$1.95	$1.96	$(0.07)	$—	$(0.07)
2005 - B	9.37	(0.03)	1.92	1.89	—	—	—
2005 - C	9.37	(0.03)	1.93	1.90	—	—	—
2005 - Institutional	9.68	0.03	1.99	2.02	(0.11)	—	(0.11)
2005 - Service	9.54	0.04	1.92	1.96	(0.08)	—	(0.08)
FOR THE YEARS ENDED AUGUST 31,

2004 - A	7.66	0.10	1.80	1.90	(0.07)	—	(0.07)
2004 - B	7.56	0.04	1.80	1.84	(0.03)	—	(0.03)
2004 - C	7.56	0.04	1.79	1.83	(0.02)	—	(0.02)
2004 - Institutional	7.80	0.15	1.84	1.99	(0.11)	—	(0.11)
2004 - Service	7.70	0.15	1.77	1.92	(0.08)	—	(0.08)

2003 - A	7.35	0.08	0.28	0.36	(0.05)	—	(0.05)
2003 - B	7.24	0.04	0.28	0.32	— (d)	—	— (d)
2003 - C	7.25	0.04	0.28	0.32	(0.01)	—	(0.01)
2003 - Institutional	7.49	0.12	0.29	0.41	(0.10)	—	(0.10)
2003 - Service	7.39	0.10	0.27	0.37	(0.06)	—	(0.06)

2002 - A	8.38	0.03	(1.06)	(1.03)	—	—	—
2002 - B	8.29	(0.01)	(1.04)	(1.05)	—	—	—
2002 - C	8.30	(0.01)	(1.04)	(1.05)	—	—	—
2002 - Institutional	8.50	0.08	(1.07)	(0.99)	(0.02)	—	(0.02)
2002 - Service	8.41	0.05	(1.07)	(1.02)	—	—	—

2001 - A	11.32	— (d)	(2.35)	(2.35)	(0.04)	(0.55)	(0.59)
2001 - B	11.22	(0.04)	(2.34)	(2.38)	—	(0.55)	(0.55)
2001 - C	11.23	(0.04)	(2.34)	(2.38)	—	(0.55)	(0.55)
2001 - Institutional	11.48	0.07	(2.39)	(2.32)	(0.11)	(0.55)	(0.66)
2001 - Service	11.36	0.02	(2.36)	(2.34)	(0.06)	(0.55)	(0.61)

2000 - A	10.87	0.02	0.74	0.76	(0.05)	(0.26)	(0.31)
2000 - B	10.81	(0.04)	0.73	0.69	(0.02)	(0.26)	(0.28)
2000 - C	10.82	(0.03)	0.72	0.69	(0.02)	(0.26)	(0.28)
2000 - Institutional	11.00	0.09	0.75	0.84	(0.10)	(0.26)	(0.36)
2000 - Service	10.93	0.05	0.73	0.78	(0.09)	(0.26)	(0.35)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income (loss)		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate

$11.38	20.73%	$220,798	1.40	%(b)	0.15	%(b)	1.40	%(b)	0.15	%(b)	33%
11.26	20.17	7,686	2.15	(b)	(0.61	)(b)	2.15	(b)	(0.61	)(b)	33
11.27	20.28	4,574	2.15	(b)	(0.61	)(b)	2.15	(b)	(0.61	)(b)	33
11.59	20.96	549,285	1.00	(b)	0.53	(b)	1.00	(b)	0.53	(b)	33
11.42	20.66	7,863	1.50	(b)	0.74	(b)	1.50	(b)	0.74	(b)	33

9.49	24.85	130,291	1.59		1.08		1.68		0.99		99
9.37	24.31	6,408	2.16		0.45		2.25		0.36		99
9.37	24.28	3,747	2.16		0.43		2.25		0.34		99
9.68	25.71	261,118	1.01		1.65		1.10		1.56		99
9.54	25.08	144	1.51		1.55		1.60		1.46		99

7.66	5.00	95,015	1.67		1.12		1.84		0.95		122
7.56	4.45	5,574	2.17		0.56		2.34		0.39		122
7.56	4.38	3,646	2.17		0.64		2.34		0.47		122
7.80	5.64	158,021	1.02		1.73		1.19		1.56		122
7.70	5.14	31	1.52		1.45		1.69		1.28		122

7.35	(12.29)	72,405	1.67		0.38		1.82		0.23		115
7.24	(12.67)	6,434	2.17		(0.07)		2.32		(0.22)		115
7.25	(12.65)	3,963	2.17		(0.07)		2.32		(0.22)		115
7.49	(11.68)	188,858	1.02		1.02		1.17		0.87		115
7.39	(12.13)	18	1.52		0.60		1.67		0.45		115

8.38	(21.50)	108,955	1.66		0.00		1.77		(0.11)		93
8.29	(21.93)	8,575	2.16		(0.47)		2.27		(0.58)		93
8.30	(21.91)	5,114	2.16		(0.44)		2.27		(0.55)		93
8.50	(21.02)	291,596	1.01		0.70		1.12		0.59		93
8.41	(21.37)	21	1.51		0.21		1.62		0.10		93

11.32	6.92	147,409	1.66		0.14		1.75		0.05		92
11.22	6.36	12,032	2.16		(0.36)		2.25		(0.45)		92
11.23	6.34	6,887	2.16		(0.34)		2.25		(0.43)		92
11.48	7.62	308,074	1.01		0.78		1.10		0.69		92
11.36	7.05	27	1.51		0.33		1.60		0.24		92

Fund Expenses (Unaudited) — Six Month Period Ended February 28, 2005

          As a shareholder of Class A, Class B, Class C, Institutional or Service Shares of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), contingent deferred sales charges (loads) on redemptions (with respect to Class B and Class C Shares), and redemption fees (with respect to Class A, Institutional and Service Shares, if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B and Class C Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional and Service Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 through February 28, 2005.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	CORE U.S. Equity Fund				CORE Large Cap Growth Fund				CORE Small Cap Equity Fund

				Expenses				Expenses				Expenses
				Paid for				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	9/1/04	2/28/05		2/28/05*	9/1/04	2/28/05		2/28/05*	9/1/04	2/28/05		2/28/05*

Class A
Actual	$1,000	$1,087.10		$5.58	$1,000	$1,080.00		$5.68	$1,000	$1,155.20		$7.12
Hypothetical 5% return	1,000	1,019.44	†	5.40	1,000	1,019.33	†	5.52	1,000	1,018.19	†	6.67

Class B
Actual	1,000	1,082.80		9.44	1,000	1,075.80		9.53	1,000	1,150.30		11.09
Hypothetical 5% return	1,000	1,015.73	†	9.13	1,000	1,015.62	†	9.25	1,000	1,014.48	†	10.39

Class C
Actual	1,000	1,082.80		9.44	1,000	1,075.80		9.53	1,000	1,150.80		11.10
Hypothetical 5% return	1,000	1,015.73	†	9.14	1,000	1,015.62	†	9.25	1,000	1,014.48	†	10.39

Institutional
Actual	1,000	1,089.00		3.52	1,000	1,081.70		3.62	1,000	1,157.40		4.99
Hypothetical 5% return	1,000	1,021.43	†	3.41	1,000	1,021.31	†	3.52	1,000	1,020.17	†	4.68

Service
Actual	1,000	1,086.50		6.10	1,000	1,078.80		6.18	1,000	1,154.00		7.64
Hypothetical 5% return	1,000	1,018.95	†	5.90	1,000	1,018.85	†	6.00	1,000	1,017.70	†	7.15

[Additional columns below]

[Continued from above table, first column(s) repeated]

	CORE Large Cap Value Fund				CORE International Equity Fund

				Expenses				Expenses
				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended
Share Class	9/1/04	2/28/05		2/28/05*	9/1/04	2/28/05		2/28/05*

Class A
Actual	$1,000	$1,126.90		$5.81	$1,000	$1,207.30		$7.68
Hypothetical 5% return	1,000	1,019.33	†	5.52	1,000	1,017.84	†	7.02

Class B
Actual	1,000	1,122.10		9.74	1,000	1,201.70		11.75
Hypothetical 5% return	1,000	1,015.62	†	9.25	1,000	1,014.13	†	10.74

Class C
Actual	1,000	1,123.00		9.74	1,000	1,202.80		11.75
Hypothetical 5% return	1,000	1,015.61	†	9.25	1,000	1,014.12	†	10.75

Institutional
Actual	1,000	1,129.20		3.70	1,000	1,209.60		5.50
Hypothetical 5% return	1,000	1,021.32	†	3.51	1,000	1,019.82	†	5.03

Service
Actual	1,000	1,126.10		6.34	1,000	1,206.60		8.18
Hypothetical 5% return	1,000	1,018.83	†	6.02	1,000	1,017.38	†	7.48

*	Expenses for each share class are calculated using the fund’s expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 2/28/05. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized expense ratios for the period were as follows:

Fund	Class A	Class B	Class C	Institutional	Service

CORE U.S. Equity	1.08%	1.83%	1.83%	0.68%	1.18%
CORE Large Cap Growth	1.10	1.85	1.85	0.70	1.20
CORE Small Cap Equity	1.33	2.08	2.08	0.93	1.43
CORE Large Cap Value	1.10	1.85	1.85	0.70	1.20
CORE International Equity	1.40	2.15	2.15	1.00	1.50

† Hypothetical expenses are based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, **Goldman Sachs Asset Management, L.P.** and other units of the **Investment Management Division** of Goldman Sachs serve a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $451.3 billion in assets under management as of December 31, 2004 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

THE GOLDMAN SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

- Global Resources and Global Research
- Team Approach
- Disciplined Processes

Innovative, Value-Added Investment Products

- Thoughtful Solutions
- Risk Management

Outstanding Client Service

- Dedicated Service Teams
- Excellence and Integrity

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.


INTERNATIONAL EQUITY
Higher Risk/Return
DOMESTIC EQUITY
ASSET ALLOCATION PORTFOLIOS
SPECIALTY
FIXED INCOME
MONEY MARKET
Lower Risk/Return

International Equity Funds

- Asia Growth Fund
- Emerging Markets Equity Fund
- International Growth Opportunities Fund
- Japanese Equity Fund
- European Equity Fund
- International Equity Fund
- CORE℠ International Equity Fund

Domestic Equity Funds

- Small Cap Value Fund
- CORE℠ Small Cap Equity Fund
- Mid Cap Value Fund
- Concentrated Growth Fund
- Growth Opportunities Fund
- Research Select Fund℠
- Strategic Growth Fund
- Capital Growth Fund
- Large Cap Value Fund
- Growth and Income Fund
- CORE℠ Large Cap Growth Fund
- CORE℠ Large Cap Value Fund
- CORE℠ U.S. Equity Fund

Specialty Funds

- Tollkeeper Fund℠
- CORE℠ Tax-Managed Equity Fund
- Real Estate Securities Fund

Asset Allocation Funds

- Balanced Fund
- Asset Allocation Portfolios

Fixed Income Funds

- Emerging Markets Debt Fund
- High Yield Fund
- High Yield Municipal Fund
- Global Income Fund
- Investment Grade Credit Fund
- Core Fixed Income Fund
- U.S. Mortgages Fund
- Municipal Income Fund
- Government Income Fund
- Short Duration Tax-Free Fund
- Short Duration Government Fund
- Ultra-Short Duration Government Fund
- Enhanced Income Fund

Money Market Funds[1]

[1] An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

The Goldman Sachs Research Select Fund℠, Tollkeeper Fund℠ and CORE℠ are registered service marks of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 32ND FLOOR, NEW YORK, NEW YORK 10005 TRUSTEES OFFICERS Ashok N. Bakhru, Chairman Kaysie P. Uniacke, President John P. Coblentz, Jr. James A. Fitzpatrick, Vice President Patrick T. Harker James A. McNamara, Vice President Mary Patterson McPherson John M. Perlowski, Treasurer Alan A. Shuch Howard B. Surloff, Secretary Wilma J. Smelcer Richard P. Strubel Kaysie P. Uniacke GOLDMAN, SACHS & CO. GOLDMAN SACHS ASSET MANAGEMENT, L.P. Distributor and Transfer Agent Investment Adviser Visit our Web site at www.gs.com/funds to obtain the most recent month-end returns The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission Web site at http://www.sec.gov. The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders). The Funds are subject to the risk of rising and falling stock prices. In recent years, the U.S. stock market has experienced substantial price volatility. Stocks of smaller and mid-capitalization companies are often more volatile and present greater risks than stocks of larger companies. At times, the Goldman Sachs CORE Small Cap Equity Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all. Emerging markets securities are volatile. They are subject to substantial currency fluctuations and sudden economic and political developments. At times, a Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all. Holdings and allocations shown are unaudited, and may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. CORESM is a registered service mark of Goldman, Sachs & Co. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds. Copyright 2005 Goldman, Sachs & Co. All rights reserved. Date of first use: April 29, 2005 / 05-611 CORESAR / 76.6K / 04-05

ITEM 2.	CODE OF ETHICS. — Not applicable to the Semi-Annual Report for the period ended February 28, 2005

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. — Not applicable to the Semi-Annual Report for the period ended February 28, 2005

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. — Not applicable to the Semi-Annual Report for the period ended February 28, 2005

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as enhanced as described below, were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b)	During the filing period of this report, the Registrant enhanced its control environment to ensure the increased tracking and filing of class action claims with respect to securities owned by the Funds and the recognition of gain contingencies on the financial statements. See the footnotes to the financial statements of the CORE Large Cap Growth Fund and Growth and Income Fund regarding related receivables for these Funds. Fund management has discussed these matters with the Registrant’s Audit Committee and auditors.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 9, 2005

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	May 9, 2005